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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2015

Voya Investors Trust

■  VY® BlackRock Inflation Protected Bond Portfolio

Classes ADV, I and S

Voya Variable Insurance Trust

■  VY® Goldman Sachs Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Summary Portfolios of Investments	26
Advisory Contract Approval Discussion	45

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Should I Stay or Should I Go?

Dear Shareholder,

The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble \ and if I stay it will be double.”

In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.

Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.

As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)

For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.

But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.

Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.

Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.

But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.

In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned –4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond –0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.

U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.

In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.

In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of –1.05%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$998.30	1.11%	$5.50	$1,000.00	$1,019.29	1.11%	$5.56
Class I	1,000.00	1,001.50	0.51	2.53	1,000.00	1,022.27	0.51	2.56
Class S	1,000.00	999.90	0.76	3.77	1,000.00	1,021.03	0.76	3.81
VY® Goldman Sachs Bond Portfolio(1)	$1,000.00	$993.00	0.58%	$2.07	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was February 20, 2015. Expenses paid for the actual Portolio’s return reflect the 131-day period ended June 30, 2015.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value*	$616,367,407	$190,073,888
Short-term investments at fair value**	99,316,849	38,407,435
Total investments at fair value	$715,684,256	$228,481,323
Cash	1,181,644	—
Cash collateral for futures	4,519,630	2,029,545
Cash pledged for centrally cleared swaps (Note 2)	1,465,650	—
Cash pledged as collateral for OTC derivatives (Note 2)	2,380,000	—
Foreign currencies at value***	215,213	—
Foreign cash collateral for futures****	—	448,363
Receivables:
Investment securities sold	9,811,476	138,698
Investment securities sold on a delayed-delivery or when-issued basis	—	19,523,086
Fund shares sold	101,986	42,163
Dividends	910	1,935
Interest	2,290,027	1,157,641
Unrealized appreciation on forward foreign currency contracts	2,638,987	285,221
Unrealized appreciation on OTC swap agreements	1,022,950	—
Variation margin receivable on centrally cleared swaps	27,533	261,459
Prepaid expenses	3,243	—
Prepaid offering expense	—	25,520
Reimbursement due from manager	—	9,375
Other assets	11,160	293
Total assets	741,354,665	252,404,622
LIABILITIES:
Payable for investment securities purchased	13,049,710	2,661,402
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	48,746,250
Payable for fund shares redeemed	339,716	92,896
Payable for variation margin	7,906	—
Payable for foreign cash collateral for futures******	4,510,193	—
Sales commitmentsˆˆ	—	1,028,828
Unrealized depreciation on forward foreign currency contracts	576,369	318,483
Unrealized depreciation on OTC swap agreements	623,498	—
Variation margin payable on centrally cleared swaps	557,083	—
Cash received as collateral for OTC derivatives (Note 2)	3,210,000	—
Payable for investment management fees	279,319	82,084
Payable for distribution and shareholder service fees	75,504	—
Payable to custodian due to bank overdraft	—	237,991
Payable to custodian due to foreign currency overdraft*****	—	21,664
Payable to trustees under the deferred compensation plan (Note 6)	11,160	293
Payable for trustee fees	3,705	968
Other accrued expenses and liabilities	105,816	25,572
Written options, at fair valueˆ	3,427,363	—
Total liabilities	26,777,342	53,216,431
NET ASSETS	$714,577,323	$199,188,191
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$795,766,831	$200,608,994
Undistributed net investment income/accumulated net investment loss	(5,979,682)	960,688
Accumulated net realized loss	(55,671,877)	(236,117)
Net unrealized depreciation	(19,537,949)	(2,145,374)
NET ASSETS	$714,577,323	$199,188,191
______________________
* Cost of investments in securities	$639,145,375	$192,090,092
** Cost of short-term investments	$99,316,849	$38,449,827
*** Cost of foreign currencies	$200,662	$—
**** Cost of foreign cash collateral for futures	$—	$448,363
***** Cost of foreign currency overdraft	$—	$18,660
****** Cost of payable for foreign cash collateral for futures	$4,510,193	$—
ˆ Premiums received on written options	$4,043,719	$—
ˆˆ Proceeds from sales commitments	$—	$1,028,555

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$59,464,940	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	6,512,739	n/a
Net asset value and redemption price per share	$9.13	n/a

Class I
Net assets	$431,856,134	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	45,624,780	n/a
Net asset value and redemption price per share	$9.47	n/a

Class S
Net assets	$223,256,249	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	23,785,750	n/a
Net asset value and redemption price per share	$9.39	n/a

Portfolio Level(1)
Net assets	n/a	$199,188,191
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	20,058,417
Net asset value and redemption price per share	n/a	$9.93

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
			February 20, 2015(1) to June 30, 2015
INVESTMENT INCOME:
Dividends	$22,735		$10,702
Interest, net of foreign taxes withheld*	(339,305	)(2)	1,353,310
Total investment income	(316,570)		1,364,012
EXPENSES:
Investment management fees(3)	1,640,269		311,409
Distribution and shareholder service fees:
Class ADV	230,895		—
Class S	292,080		—
Transfer agent fees	622		651
Administrative service fees(3)	246,629		35,887
Shareholder reporting expense	14,480		3,456
Professional fees	23,530		18,316
Custody and accounting expense	49,775		34,560
Trustee fees	11,115		2,903
Offering expense	—		7,480
Miscellaneous expense	16,451		4,111
Interest expense	36		—
Total expenses	2,525,882		418,773
Net waived and reimbursed fees	(193,165)		(15,449)
Net expenses	2,332,717		403,324
Net investment income (loss)	(2,649,287)		960,688
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(12,262,734)		(770,830)
Foreign currency related transactions	12,162,507		(174,149)
Futures	(940,458)		205,406
Swaps	5,820,256		503,456
Written options	2,777,979		—
Net realized gain (loss)	7,557,550		(236,117)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,149,904)		(2,058,595)
Foreign currency related transactions	(1,599,189)		14,047
Futures	3,787,024		(164,762)
Swaps	272,933		64,209
Written options	358,309		—
Sales commitments	—		(273)
Net change in unrealized appreciation (depreciation)	(4,330,827)		(2,145,374)
Net realized and unrealized gain (loss)	3,226,723		(2,381,491)
Increase (decrease) in net assets resulting from operations	$577,436		$(1,420,803)
_________________
* Foreign taxes withheld	$—		$55
(1)	Commencement of operations.
(2)
Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds, which exceeded accrued income for the period. Please refer to Note 2 for additional details regarding inflationary and deflationary adjustments to interest income for VY® BlackRock Inflation Protected Bond Portfolio.

(3)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	February 20, 2015(1) to June 30, 2015
FROM OPERATIONS:
Net investment income (loss)	$(2,649,287)	$8,411,545	$960,688
Net realized gain (loss)	7,557,550	(6,036,953)	(236,117)
Net change in unrealized appreciation (depreciation)	(4,330,827)	20,455,555	(2,145,374)
Increase (decrease) in net assets resulting from operations	577,436	22,830,147	(1,420,803)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(657,874)	(782,440)	—
Class I	(3,988,230)	(7,135,022)	—
Class S	(2,279,447)	(3,644,355)	—
Total distributions	(6,925,551)	(11,561,817)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,130,927	80,576,920	213,973,356
Reinvestment of distributions	6,925,551	11,561,817	—
	31,056,478	92,138,737	213,973,356
Cost of shares redeemed	(67,809,757)	(198,275,634)	(13,364,362)
Net increase (decrease) in net assets resulting from capital share transactions	(36,753,279)	(106,136,897)	200,608,994
Net increase (decrease) in net assets	(43,101,394)	(94,868,567)	199,188,191

NET ASSETS:
Beginning of year or period	757,678,717	852,547,284	—
End of year or period	$714,577,323	$757,678,717	$199,188,191
Undistributed net investment income/accumulated net investment loss at end of year or period	$(5,979,682)	$3,595,156	$960,688

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-15	9.24	(0.06	)•	0.05	(0.01)	0.10	—	—	0.10	—	9.13	(0.17)	1.30	1.11		1.11		(1.21)	59,465	221
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11		1.11		0.57	63,936	527
12-31-13	10.74	(0.07	)•	(0.88)	(0.95)	—	0.64	—	0.64	—	9.15	(8.98)	1.29	1.14		1.14		(0.66)	74,204	613
12-31-12	10.73	0.02		0.61	0.63	0.04	0.58	—	0.62	—	10.74	5.95	1.28	1.13		1.13		0.19	102,747	475
12-31-11	10.26	0.14	•	1.01	1.15	0.23	0.45	—	0.68	—	10.73	11.50	1.29	1.13		1.13		1.36	63,860	465
12-31-10	10.07	0.04	•	0.47	0.51	0.11	0.21	—	0.32	—	10.26	5.07	1.31	1.11	†	1.11	†	0.36 †	21,390	413
Class I
06-30-15	9.54	(0.03	)•	0.05	0.02	0.09	—	—	0.09	—	9.47	0.15	0.55	0.51		0.51		(0.57)	431,856	221
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51		0.51		1.18	450,442	527
12-31-13	10.97	(0.00	)*	(0.91)	(0.91)	—	0.64	—	0.64	—	9.42	(8.41)	0.54	0.54		0.54		(0.05)	476,969	613
12-31-12	10.91	0.09		0.61	0.70	0.06	0.58	—	0.64	—	10.97	6.56	0.53	0.53		0.53		0.83	508,369	475
12-31-11	10.41	0.26		0.97	1.23	0.28	0.45	—	0.73	—	10.91	12.10	0.54	0.53		0.53		2.45	423,197	465
12-31-10	10.15	0.13		0.46	0.59	0.12	0.21	—	0.33	—	10.41	5.89	0.56	0.51	†	0.51	†	1.23 †	424,890	413
Class S
06-30-15	9.48	(0.04	)•	0.04	0.00 *	0.09	—	—	0.09	—	9.39	(0.01)	0.80	0.76		0.76		(0.87)	223,256	221
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76		0.76		0.90	243,300	527
12-31-13	10.94	(0.04	)•	(0.89)	(0.93)	—	0.64	—	0.64	—	9.37	(8.62)	0.79	0.79		0.79		(0.40)	301,374	613
12-31-12	10.90	0.06		0.61	0.67	0.05	0.58	—	0.63	—	10.94	6.26	0.78	0.78		0.78		0.50	587,903	475
12-31-11	10.40	0.20	•	1.01	1.21	0.26	0.45	—	0.71	—	10.90	11.91	0.79	0.78		0.78		1.86	522,743	465
12-31-10	10.16	0.10		0.46	0.56	0.11	0.21	—	0.32	—	10.40	5.59	0.81	0.76	†	0.76	†	0.96 †	264,757	413
VY® Goldman Sachs Bond Portfolio
02-20-15(5)–06-30-15	10.00	0.05	•	(0.12)	(0.07)	—	—	—	—	—	9.93	(0.70)	0.60	0.58		0.58		1.38	199,188	237

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-eight active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a non-diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as a diversified open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

BlackRock Inflation Protected Bond is authorized to offer three classes of shares: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Directed Services LLC (“DSL”), a Delaware limited liability company, serves as the investment adviser to BlackRock Inflation Protected Bond. Voya Investments, LLC (“Voya Investments”), an Arizona limited liability company, serves as the investment adviser to Goldman Sachs Bond. DSL and Voya Investments are collectively referred to as the “Investment Advisers.” The Investment Advisers oversee all investment advisory and portfolio management services for the Portfolios and assist in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Advisers responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Advisers or their affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolios of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of each Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of its results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. Net investment income dividends and net capital gains distribution, if any, for Goldman Sachs Bond will be declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and BlackRock Inflation Protected Bond distributes net capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expired.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategy permits the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the U.S. dollar appreciates against the currency, while the U.S. dollar value will increase as the U.S. dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2015, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $8,003,516 and $285,221, respectively, which represents the gross payments to be received by the Portfolios on purchased options, forward foreign currency contracts, and OTC swaps were they to be unwound as of June 30, 2015. Certain counterparties had posted $3,210,000 in cash collateral to reduce the potential loss to BlackRock Inflation Protected Bond. There was no collateral posted to Goldman Sachs Bond at June 30, 2015.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $4,579,541 and $318,483, respectively, on open OTC swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2015, BlackRock Inflation Protected Bond had pledged $2,380,000 in cash collateral for open OTC derivative transactions. At June 30, 2015, Goldman Sachs Bond did not pledge any cash collateral for its open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolios of Investments.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables following each respective Portfolio/Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2015.

	Buy	Sell
BlackRock Inflation Protected Bond	$24,049,854	$196,337,540
Goldman Sachs Bond	26,291,281	33,914,386

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following the Portfolios of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolios of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2015, BlackRock Inflation Protected Bond has pledged U.S. Treasury Inflation Indexed Protected Securities with a original par value of $1,358,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged in the Portfolios of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio/Summary Portfolio of Investments for open futures contracts at June 30, 2015.

	Purchased	Sold
BlackRock Inflation Protected Bond	$101,546,244	$404,025,784
Goldman Sachs Bond	42,782,439	13,637,851

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased options on exchange-traded futures contracts to manage its duration strategy. Please refer to the Portfolios of Investments for open purchased options on exchange-traded futures at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased options on foreign currencies to manage its foreign exchange exposure. Please refer to the Portfolios of Investments for open purchased foreign currency options at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased interest rate swaptions to manage its duration strategy. Please refer to

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Portfolios of Investments for open purchased interest rate swaptions at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had purchased inflation floors to manage its duration strategy. Please refer to the Portfolios of Investments for open purchased inflation floors at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written options on exchange-traded futures contracts to generate income. Please refer to the table following the Portfolios of Investments for open written options on exchange-traded futures at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written interest rate swaptions to generate income. Please refer to the table following the Portfolios of Investments for open written swaptions at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written inflation caps to generate income. Please refer to the table following the Portfolios of Investments for open written inflation caps at June 30, 2015.

During the six months ended June 30, 2015, BlackRock Inflation Protected Bond had written options on foreign currencies to generate income. Please refer to the table following the Portfolios of Investments for open written foreign currency options at June 30, 2015.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2015.

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Portfolios of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolios of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs. A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity). Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Summary Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2015, for which a Portfolio is seller of protection are disclosed following the Summary Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2015, Goldman Sachs Bond had purchased and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit markets. For the period ended June 30, 2015, Goldman Sachs Bond had an outstanding notional amount of $2,850,000 on credit default swaps to buy protection and an average notional amount of $18,037,500 on credit default swaps to sell protection. Please refer to the table following the Summary Portfolio of Investments for open credit default swaps at June 30, 2015.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $24,908,333 and $87,226,596, respectively.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $49,175,000 and $58,389,156, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables following each respective Portfolio/Summary Portfolio of Investments for open interest rate swaps at June 30, 2015.

At June 30, 2015, BlackRock Inflation Protected Bond had posted $1,465,650 in cash collateral for open centrally cleared interest rate swaps. Goldman Sachs Bond had not posted enter cash collateral at June 30, 2015.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

For the six months ended June 30, 2015, BlackRock Inflation Protected Bond had entered into total return swaps to increase exposure to the interest rate risk of various indices. These total return swaps require the fund to pay, or receive payments, to, or from, the counterparty based on the movement of interest rate spreads of the related indices. The Portfolio enters into total return swaps as part of its duration and inflation strategy. For the six months ended June 30, 2015, BlackRock Inflation Protected Bond had an average notional amount of $253,034,421 on total return swaps. Please refer to the table following the Portfolio of Investments for open total return swaps at June 30, 2015.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. The Portfolios may temporarily loan up to 33 1/3% of their total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides a Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements (see Note 11). Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

N.  Offering Costs. Costs incurred with the offering of shares of a Portfolio are deferred and amortized over a twelve month period on a straight-line basis staring at the commencement of operations.

O.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$766,739,627	$486,405,616
Goldman Sachs Bond	101,844,036	5,712,662

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$1,014,176,462	$1,055,654,965
Goldman Sachs Bond	503,510,697	407,283,160

NOTE 4 — INVESTMENT MANAGEMENT FEES

Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with their respective Investment Adviser. The Management Agreement compensated the respective Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Advisers through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
BlackRock Inflation	0.45% on the first $200 million;
Protected Bond(1)	0.40% on the next $800 million; and
0.30% on the amount in excess of $1 billion
Goldman Sachs Bond	0.40% on the first $750 million; and
0.38% on assets over $750 million

(1)	DSL had contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed were not eligible for recoupment.

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for the Portfolios’ operations, and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.

Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.

The Amended and Restated Investment Management Agreement compensates each Portfolio’s respective Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Advisers from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and 0.40% on the amount in excess of $1 billion
Goldman Sachs Bond	0.50% on the first $750 million; and 0.48% on assets over $750 million

(1)
Effective May 1, 2015, DSL has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Trusts and the Investment Advisers have entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the various

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolios and are paid by the Investment Advisers based on the average daily net assets of each respective Portfolios. Subject to such policies as the Board or theInvestment Advisers may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a Shareholder Service Plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a Rule 12b-1 Service and Distribution Plan. The Portfolio pays the Distributor a service fee of 0.25% and a distribution fee of 0.50% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive a portion of the distribution fee equal to 0.15% of the Portfolio’s average daily net assets attributable to Class ADV shares so that the actual fee paid by the Portfolio is a rate of 0.35%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	8.74%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	30.31
Voya Retirement Conservative Portfolio	BlackRock Inflation Protected Bond	15.97
Voya Retirement Moderate Portfolio	BlackRock Inflation Protected Bond	28.07
Voya Solution 2015 Portfolio	BlackRock Inflation Protected Bond	6.45%
	Goldman Sachs Bond	20.79
Voya Solution 2025 Portfolio	Goldman Sachs Bond	16.99
Voya Solution Income Portfolio	Goldman Sachs Bond	6.42

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, LLC, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

Each Investment Adviser has entered into a written expense limitation agreement with the Portfolios, whereby the Investment Advisers have agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation	Class ADV: 1.23%
Protected Bond	Class I: 0.63%
Class S: 0.88%

Goldman Sachs Bond	0.58%

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

expenses assumed by the Investment Advisers during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Advisers of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Advisers are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2015, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Advisers, and the related expiration dates, are as follows:

	June 30,
Portfolio	2016	2017	2018	Total
Goldman Sachs Bond	$—	$—	$15,449	$15,449

The expense limitation agreement is contractual through May 1, 2016 for BlackRock Inflation Protected Bond and through May 1, 2017 for Goldman Sachs Bond and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios utilized the line of credit during the six months ended June 30, 2015 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	2	$574,000	1.13%

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	AUD Notional	CAD Notional	CHF Notional	EUR Notional	GBP Notional	USD Notional	Cost
Balance at 12/31/2014	53,880,000	—	—	12,265,000	—	15,225,000	$579,636
Options Purchased	96,750,000	22,180,000	7,180,000	515,135,000	73,160,000	295,935,000	4,304,327
Options Terminated in Closing Sell Transactions	—	—	—	—	(27,095,000)	(45,665,000)	(800,317)
Options Expired	(80,970,000)	—	—	(527,400,000)	(36,815,000)	(181,175,000)	(3,122,381)
Balance at 06/30/2015	69,660,000	22,180,000	7,180,000	—	9,250,000	84,320,000	$961,265

Transactions in purchased interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	USD Notional	EUR Notional	Cost
Balance at 12/31/2014	8,600,000	10,100,000	$1,754,726
Options Purchased	197,675,000	—	2,332,096
Balance at 06/30/2015	206,275,000	10,100,000	$4,086,822

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased inflation floor options for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	USD Notional	Cost
Balance at 12/31/2014	8,810,000	$17,828
Balance at 06/30/2015	8,810,000	$17,828

Transactions in purchased options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	Number of Contracts	Cost
Balance at 12/31/2014	505	$403,132
Options Purchased	5,084	1,588,854
Options Terminated in Closing Sell Transactions	(203)	(42,916)
Options Expired	(3,634)	(1,355,188)
Balance at 06/30/2015	1,752	$593,882

Transactions in written foreign currency options for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	AUD Notional	CHF Notional	EUR Notional	GBP Notional	USD Notional	Premiums Received
Balance at 12/31/2014	72,145,000	—	—	—	15,225,000	$558,081
Options Written	36,850,000	7,815,625	53,510,000	12,315,000	66,510,000	2,254,559
Options Terminated in Closing Sell Transactions	—	—	(40,275,000)	—	(15,225,000)	(283,540)
Options Expired	(81,280,000)	—	—	(17,155,000)	(37,570,000)	(1,764,945)
Balance at 06/30/2015	27,715,000	7,815,625	13,235,000	(4,840,000)	28,940,000	$764,155

Transactions in written inflation caps for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	EUR Notional	Premiums Received
Balance at 12/31/2014	3,140,000	$217,411
Balance at 06/30/2015	3,140,000	$217,411

Transactions in written interest rate swaptions for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	EUR Notional	USD Notional	Premiums Received
Balance at 12/31/2014	10,100,000	77,300,000	$1,565,560
Options Written	6,840,000	74,380,000	2,485,095
Options Terminated in Closing Purchase Transactions		(23,700,000)	(436,080)
Options Expired		(53,600,000)	(653,920)
Balance at 06/30/2015	16,940,000	74,380,000	$2,960,655

Transactions in written options on exchange-traded futures contracts for BlackRock Inflation Protected Bond during the period ended June 30, 2015 were as follows:

	Number of Contracts	Premiums Received
Balance at 12/31/2014	377	$307,597
Options Written	2,147	503,438
Options Terminated in Closing Purchase Transactions	(825)	(329,276)
Options Expired	(1,439)	(380,261)
Balance at 06/30/2015	260	$101,498

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2015	144,964	—	70,407	(618,862)	(403,491)	1,350,340	—	657,874	(5,745,494)	(3,737,280)
12/31/2014	192,234	—	82,393	(1,468,409)	(1,193,782)	1,792,055	—	782,440	(13,751,308)	(11,176,813)
Class I
6/30/2015	1,865,990	—	413,714	(3,865,483)	(1,585,779)	17,935,280	—	3,988,230	(37,057,450)	(15,133,940)
12/31/2014	4,923,977	—	729,393	(9,069,881)	(3,416,511)	47,538,861	—	7,135,022	(87,633,164)	(32,959,281)
Class S
6/30/2015	505,917	—	237,898	(2,626,493)	(1,882,678)	4,845,307	—	2,279,447	(25,006,813)	(17,882,059)
12/31/2014	3,218,636	—	374,784	(10,096,768)	(6,503,348)	31,246,004	—	3,644,355	(96,891,162)	(62,000,803)
Goldman Sachs Bond
2/20/2015(1)–6/30/2015	21,391,703	—	—	(1,333,286)	20,058,417	213,973,356	—	—	(13,364,362)	200,608,994

(1)	Commencement of operations.

NOTE 11 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Portfolios of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2015, the Portfolios did not have any outstanding securities on loan.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Non-Diversified. BlackRock Inflation Protected Bond is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio’s assets in the securities of a small number of issuers may cause the Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, the Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Foreign Securities. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Investment by Funds-of-Funds. As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of the Portfolios may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Advisers will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects on the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$6,925,551	$11,561,817

The tax-basis components of distributable earnings as of December 31, 2014 were:

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$6,748,380	$(17,206,132)	$(17,379,811)	Short-term	None
			(46,994,646)	Long-term	None
			$(64,374,457)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by DSL to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the investment adviser and sub-adviser provide services to BlackRock Inflation Protected Bond Portfolio. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for BlackRock Inflation Protected Bond Portfolio, as applicable, in connection with the IPO. In addition, in 2013, shareholders of BlackRock Inflation Protected Bond Portfolio approved a new investment advisory agreement prompted by the IPO, as well as any future advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreement. This meant that shareholders would not have another opportunity to vote on a new agreement with DSL even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, DSL represented that the new investment advisory agreement approved by the Board was not materially different from the agreement approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of BlackRock Inflation Protected Bond Portfolio will not be asked to vote again on the new agreement with DSL.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

U.S. Treasury Obligations	52.8%
Foreign Government Bonds	18.7%
U.S. Government Agency Obligations	14.1%
Purchased Options	0.7%
Assets in Excess of Other Liabilities*	13.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 52.8%
		Treasury Inflation Indexed Protected Securities: 52.8%
1,875		0.125%, due 04/15/17	$1,900	0.0
17,114,990		0.125%, due 04/15/20	17,246,023	2.4
6,702,993		0.125%, due 01/15/22	6,640,676	0.9
14,553,225		0.125%, due 07/15/22	14,436,115	2.0
45,611,785		0.125%, due 01/15/23	44,785,071	6.3
10,337,961		0.125%, due 07/15/24	10,072,245	1.4
27,145,651		0.250%, due 01/15/25	26,592,124	3.7
10,080,382		0.375%, due 07/15/23	10,108,728	1.4
249,738		0.625%, due 07/15/21	257,679	0.0
7,351,573		0.625%, due 01/15/24	7,469,315	1.0
2,959,766		0.625%, due 02/15/43	2,607,136	0.4
15,025,284		0.750%, due 02/15/42	13,722,306	1.9
10,876,419		0.750%, due 02/15/45	9,861,007	1.4
32,290,571		1.125%, due 01/15/21	34,144,760	4.8
14,103,570		1.250%, due 07/15/20	15,083,105	2.1
5,695,216		1.375%, due 02/15/44	6,035,596	0.8
30,345,043	S	1.750%, due 01/15/28	34,292,265	4.8
19,716,838		2.000%, due 01/15/26	22,594,274	3.2
13,493,108		2.125%, due 02/15/40	16,531,162	2.3
17,735,686		2.125%, due 02/15/41	21,881,403	3.1
11,763,013		2.375%, due 01/15/25	13,820,623	1.9
20,662,927		2.375%, due 01/15/27	24,666,369	3.5
7,466,050		2.500%, due 01/15/29	9,181,494	1.3
3,259,063		3.375%, due 04/15/32	4,581,528	0.6
4,022,810		3.625%, due 04/15/28	5,471,022	0.8
3,803,885		3.875%, due 04/15/29	5,378,929	0.8

		Total U.S. Treasury Obligations
		(Cost $394,336,562)	377,462,855	52.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.1%
		Federal Home Loan Mortgage Corporation: 7.1%##
48,900,000		3.500%, due 06/01/45	50,380,768	7.1

		Federal National Mortgage Association: 7.0%##
48,800,000		3.500%, due 07/01/45	50,362,560	7.0

		Total U.S. Government Agency Obligations
		(Cost $100,542,229)	100,743,328	14.1

FOREIGN GOVERNMENT BONDS: 18.7%
EUR 3,642,437		Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.750%, 04/15/18	$4,233,361	0.6
EUR 52,690,000		Bundesschatzanweisungen, –0.230%, 06/16/17	59,002,309	8.2
EUR 11,646		Deutsche Bundesrepublik Inflation Linked Bond, 1.500%, 04/15/16	13,077	0.0
EUR 29,205,000		France Government Bond OAT, 3.750%, 04/25/17	34,883,725	4.9
EUR 605,900		Hellenic Republic Government Bond, 22.590%, 10/15/42	3,134	0.0
EUR 37,546		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	42,918	0.0
EUR 3,278,143	#	Italy Buoni Poliennali Del Tesoro, 2.350%, 09/15/24	4,028,054	0.6
EUR 1,181,370		Italy Buoni Poliennali Del Tesoro, 2.550%, 09/15/41	1,490,074	0.2
EUR 4,324,811		Italy Buoni Poliennali Del Tesoro, 2.600%, 09/15/23	5,423,733	0.8
MXN 113,450,001		Mexican Udibonos, 4.000%, 06/13/19	7,838,087	1.1
NZD 15,118,000		New Zealand Government Bond, 3.000%, 09/20/30	11,539,393	1.6
EUR 4,369,851	#	Spain Government Inflation Linked Bond, 0.550%, 11/30/19	4,935,060	0.7

		Total Foreign Government Bonds
		(Cost $138,606,787)	133,432,925	18.7

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.7%
		Exchange-Traded Options: 0.1%
891	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.750, Exp. 07/10/15	44,550	0.0
439	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.500, Exp. 08/14/15	13,719	0.0
17	@	Put on Eurodollar 1-Year Mid Curve, Strike @ 98.500, Exp. 07/10/15	106	0.0
228	@	U.S. Treasury 10-Year Note, Strike @ 128.500, Exp. 08/21/15	96,189	0.0
92	@	U.S. Treasury 10-Year Note, Strike @ 125.500, Exp. 07/24/15	48,875	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
85	@	U.S. Treasury Long Bond, Strike @ 151.000, Exp. 07/24/15	$183,281	0.1
			386,720	0.1

		Options on Currencies: 0.1%
9,175,000	@	Call AUD vs. Put USD, Strike @ 0.815, Exp. 08/13/15 Counterparty: BNP Paribas Bank	7,787	0.0
4,625,000	@	Call GBP vs. Put USD, Strike @ 1.605, Exp. 07/10/15 Counterparty: Citigroup, Inc.	3,041	0.0
27,030,000	@	Call USD vs. Put CAD, Strike @ 1.280, Exp. 07/02/15 Counterparty: Citigroup, Inc.	195	0.0
23,225,000	@	Put AUD vs. Call JPY, Strike @ 92.500, Exp. 07/17/15 Counterparty: BNP Paribas Bank	71,056	0.0
9,175,000	@	Put AUD vs. Call USD, Strike @ 0.775, Exp. 08/13/15 Counterparty: BNP Paribas Bank	140,231	0.0
9,365,000	@	Put AUD vs. Call USD, Strike @ 0.753, Exp. 08/28/15 Counterparty: BNP Paribas Bank	77,747	0.0
18,720,000	@	Put AUD vs. Call USD, Strike @ 0.755, Exp. 07/02/15 Counterparty: BNP Paribas Bank	3,528	0.0
22,180,000	@	Put CAD vs. Call JPY, Strike @ 98.500, Exp. 07/17/15 Counterparty: Deutsche Bank AG	196,131	0.1
7,180,000	@	Put CHF vs. Call SEK, Strike @ 8.250, Exp. 08/28/15 Counterparty: JPMorgan Chase & Co.	6,047	0.0
4,625,000	@	Put GBP vs. Call USD, Strike @ 1.535, Exp. 07/10/15 Counterparty: Citigroup, Inc.	3,174	0.0
27,030,000	@	Put USD vs. Call CAD, Strike @ 1.220, Exp. 07/02/15 Counterparty: Citigroup, Inc.	98	0.0
15,225,000	@	Put USD vs. Call NOK, Strike @ 7.000, Exp. 07/15/15 Counterparty: Bank of America	82	0.0
15,035,000	@	Put USD vs. Call SEK, Strike @ 7.800, Exp. 08/28/15 Counterparty: UBS AG	41,637	0.0
			550,754	0.1

PURCHASED OPTIONS: (continued)
		Options on Inflation Floors: 0.0%
8,810,000	@	Inflation Rate Floor on Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU), Portfolio receives maximum of 0% minus CPTFEMU., Exp. 11/19/15 Counterparty: Barclays Bank PLC	$734	0.0

		OTC Interest Rate Swaptions: 0.5%
41,100,000	@	Receive a fixed rate equal to 2.100% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 02/12/16 Counterparty: Deutsche Bank AG	530,026	0.1
3,600,000	@	Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR-BBA, Exp. 11/21/17 Counterparty: Barclays Bank PLC	281,279	0.0
5,000,000	@	Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.000%, Exp. 11/21/17 Counterparty: Barclays Bank PLC	168,747	0.0
41,100,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.100%, Exp. 02/12/16 Counterparty: Deutsche Bank AG	519,735	0.1
12,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	279,439	0.0
17,500,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	307,780	0.1
14,400,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/16/16 Counterparty: Deutsche Bank AG	67,325	0.0

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: (continued)
		OTC Interest Rate Swaptions: (continued)
28,850,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/04/15 Counterparty: Deutsche Bank AG	$106,358	0.0
14,425,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.850%, Exp. 09/04/16 Counterparty: Deutsche Bank AG	53,179	0.0
6,200,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.950%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	338,735	0.1
21,700,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.750%, Exp. 01/15/16 Counterparty: Deutsche Bank AG	169,655	0.0
10,100,000	@	Receive a floating rate equal to the 6-month EUR-EURIBOR and pay a fixed rate equal to 2.500%, Exp. 06/08/22 Counterparty: Deutsche Bank AG	967,833	0.1
			3,790,091	0.5

		Total Purchased Options
		(Cost $5,659,797)	4,728,299	0.7

		Total Long-Term Investments
		(Cost $639,145,375)	616,367,407	86.3

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 13.9%
	Mutual Funds: 13.9%
48,085,155	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††	$48,085,155	6.7
51,231,694	Dreyfus Treasury & Agency Cash Management Fund — Institutional Shares, 0.010%††	51,231,694	7.2

	Total Short-Term Investments
	(Cost $99,316,849)	99,316,849	13.9

	Total Investments in Securities (Cost $738,462,224)	$715,684,256	100.2
	Liabilities in Excess of Other Assets	(1,106,933)	(0.2)
	Net Assets	$714,577,323	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security.

S	All or a portion of this security has been identified by the Portfolio to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

EUR	EU Euro

MXN	Mexican Peso

NZD	New Zealand Dollar

Cost for federal income tax purposes is $739,724,678.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,177,820
Gross Unrealized Depreciation	(25,218,242)
Net Unrealized Depreciation	$(24,040,422)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Purchased Options	$386,720	$4,341,579	$—	$4,728,299
U.S. Treasury Obligations	—	377,462,855	—	377,462,855
Foreign Government Bonds	—	133,432,925	—	133,432,925
Short-Term Investments	99,316,849	—	—	99,316,849
U.S. Government Agency Obligations	—	100,743,328	—	100,743,328
Total Investments, at fair value	$99,703,569	$615,980,687	$—	$715,684,256

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Other Financial Instruments+
Centrally Cleared Swaps	$—	$377,895	$—	$377,895
Forward Foreign Currency Contracts	—	2,638,987	—	2,638,987
Futures	1,685,805	—	—	1,685,805
OTC Swaps	—	1,022,950	—	1,022,950
Total Assets	$101,389,374	$620,020,519	$—	$721,409,893
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(878,356)	$—	$(878,356)
Forward Foreign Currency Contracts	—	(576,369)	—	(576,369)
Futures	(516,703)	—	—	(516,703)
OTC Swaps	—	(623,498)	—	(623,498)
Written Options	(47,689)	(3,379,674)	—	(3,427,363)
Total Liabilities	$(564,392)	$(5,457,897)	$—	$(6,022,289)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Canadian Dollar	5,053,630	Buy	07/03/15	$4,093,500	$4,046,084	$(47,416)
Barclays Bank PLC	Australian Dollar	2,365,000	Buy	08/17/15	1,803,809	1,819,914	16,105
Citigroup, Inc.	Canadian Dollar	5,525,000	Buy	07/22/15	4,457,932	4,422,288	(35,644)
The Commonwealth Bank of Australia	Australian Dollar	2,310,000	Buy	08/17/15	1,774,082	1,777,590	3,508
Deutsche Bank AG	Canadian Dollar	8,285,817	Buy	07/03/15	6,711,500	6,633,867	(77,633)
Deutsche Bank AG	Canadian Dollar	5,525,000	Buy	07/22/15	4,457,932	4,422,288	(35,644)
Goldman Sachs & Co.	EU Euro	406,000	Buy	07/06/15	453,547	452,655	(892)
Goldman Sachs & Co.	EU Euro	205,000	Buy	07/06/15	232,122	228,557	(3,565)
HSBC Bank PLC	British Pound	227,000	Buy	07/06/15	346,999	356,662	9,663
The Royal Bank of Canada	EU Euro	1,009,000	Buy	07/06/15	1,147,682	1,124,948	(22,734)
The Royal Bank of Canada	Japanese Yen	213,482,000	Buy	09/15/15	1,731,329	1,746,092	14,763
Standard Chartered Bank PLC	Mexican Peso	56,554,000	Buy	09/15/15	3,659,209	3,578,810	(80,399)
							$(259,888)

Bank of America	EU Euro	84,389,000	Sell	07/06/15	$94,467,325	$94,086,427	$380,898
Bank of America	Canadian Dollar	6,635,691	Sell	07/03/15	5,437,500	5,312,728	124,772
Barclays Bank PLC	Australian Dollar	2,380,000	Sell	08/17/15	1,836,656	1,831,457	5,199
Barclays Bank PLC	Mexican Peso	123,746,000	Sell	07/21/15	8,248,084	7,861,835	386,249
JPMorgan Chase & Co.	New Zealand Dollar	14,627,000	Sell	07/21/15	10,901,254	9,894,453	1,006,801
Deutsche Bank AG	Canadian Dollar	6,636,034	Sell	07/03/15	5,437,500	5,313,002	124,498
Goldman Sachs & Co.	British Pound	175,000	Sell	07/06/15	270,746	274,959	(4,213)
HSBC Bank PLC	New Zealand Dollar	698,000	Sell	07/21/15	486,626	472,163	14,463
HSBC Bank PLC	New Zealand Dollar	1,523,000	Sell	07/21/15	1,083,251	1,030,236	53,015
UBS AG	EU Euro	98,507,000	Sell	08/05/15	110,371,479	109,872,426	499,053
UBS AG	EU Euro	15,738,000	Sell	07/06/15	17,278,278	17,546,507	(268,229)
							$2,322,506

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	264	09/30/15	$57,799,500	$66,330
U.S. Treasury 5-Year Note	363	09/30/15	43,290,585	105,211
U.S. Treasury Long Bond	100	09/21/15	15,084,375	16,490
			$116,174,460	$188,031
Short Contracts
90-Day Eurodollar	(54)	12/14/15	(13,427,775)	(52,059)
90-Day Eurodollar	(504)	12/18/17	(123,429,600)	(54,072)
Euro-Bobl 5-Year	(19)	09/08/15	(2,744,788)	12,979
Euro-Bund	(9)	09/08/15	(1,525,118)	32,888
Euro-Schatz	(732)	09/08/15	(90,808,379)	(45,888)
Japan 10-Year Bond (TSE)	(30)	09/10/15	(36,026,474)	(221,939)
Long Gilt	(26)	09/28/15	(4,727,830)	(38,607)
Long-Term Euro-BTP	(11)	09/08/15	(1,596,814)	36,937
U.S. Treasury 10-Year Note	(163)	09/21/15	(20,566,016)	(104,138)
U.S. Treasury Ultra Long Bond	(276)	09/21/15	(42,521,250)	1,414,970
			$(337,374,044)	$981,071

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.423%	Chicago Mercantile Exchange	04/24/45	USD 815,000	$87,357	$87,336
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.380%	Chicago Mercantile Exchange	04/24/45	USD 855,000	99,314	99,291
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.423%	Chicago Mercantile Exchange	04/24/45	USD 875,000	93,881	93,858
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.391%	Chicago Mercantile Exchange	04/24/45	USD 855,000	97,432	97,410
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.800%	Chicago Mercantile Exchange	02/25/25	USD 22,800,000	(748,347)	(748,819)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.046%	Chicago Mercantile Exchange	02/15/40	USD 2,400,000	(63,455)	(63,518)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.065%	Chicago Mercantile Exchange	02/15/40	USD 2,200,000	(65,961)	(66,019)
				$(499,779)	$(500,461)

At June 30, 2015, the following over-the-counter interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.852% and pay a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) Counterparty: Barclays Bank PLC	03/10/16	USD 20,575,000	$414,438	$—	$414,438
Receive a floating rate based on the 3-month US CPI Urban Consumers NSA (CPURNSA) and pay a fixed rate equal to 2.066% Counterparty: Barclays Bank PLC	03/10/18	USD 20,575,000	(623,498)	—	(623,498)
			$(209,060)	$—	$(209,060)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following over-the-counter-total return swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive the positive price return of the Barclays Real Rates Basket. Pay a floating rate based on the 1-month USD-LIBOR-BBA plus 45 basis points, and, if negative, the absolute value of the total return of the basket. Counterparty: Barclays Bank PLC	07/24/15	USD 176,861,368	$608,512	$—	$608,512
			$608,512	$—	$608,512

At June 30, 2015, the following over-the-counter written inflation caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Exercise Index	Termination Date	Notional Amount	Premiums Received	Fair Value
Cap- HICPx Index	Deutsche Bank AG	2.500%	Maximum of [1-(Index Final/Index Initial)] or $0	04/26/22	EUR 3,140,000	$217,411	$(11,632)
						$217,411	$(11,632)

At June 30, 2015, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
U.S. Treasury 10-Year Note	128.00	07/24/15	32	$23,454	$(8,500)
U.S. Treasury 10-Year Note	130.50	08/21/15	228	78,044	(39,189)
				$101,498	$(47,689)

At June 30, 2015, the following over-the-counter written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
9,365,000	BNP Paribas Bank	Call AUD vs. Put USD	0.795	AUD	10/29/15	$73,629	$(73,629)
9,175,000	BNP Paribas Bank	Call AUD vs. Put USD	0.815	AUD	08/13/15	76,056	(7,849)
9,175,000	BNP Paribas Bank	Put AUD vs. Call USD	0.775	AUD	08/13/15	220,335	(140,231)
7,815,625	JPMorgan Chase & Co.	Call CHF vs. Put SEK	9.750	CHF	08/28/15	42,368	(10,640)
6,635,000	Deutsche Bank AG	Call EUR vs. Put USD	1.150	EUR	08/03/15	77,705	(37,260)
6,600,000	Deutsche Bank AG	Call EUR vs. Put USD	1.155	EUR	08/06/15	82,458	(33,058)
7,195,000	Deutsche Bank AG	Call USD vs. Put JPY	126.500	USD	10/30/15	58,351	(58,351)
7,275,000	Deutsche Bank AG	Call USD vs. Put JPY	126.500	USD	10/30/15	58,964	(58,684)
7,275,000	Deutsche Bank AG	Put USD vs. Call JPY	113.500	USD	10/30/15	58,964	(19,334)
7,195,000	Deutsche Bank AG	Put USD vs. Call JPY	113.500	USD	10/30/15	15,325	(15,325)
			Total Written OTC Options			$764,155	$(454,361)

At June 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	1.700%	12/22/15	EUR 3,420,000	$230,667	$(232,263)
Put OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Pay	4.500%	06/08/22	EUR 10,100,000	475,560	(225,037)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.550%	01/15/16	USD 6,200,000	353,313	(664,208)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.900%	02/13/17	USD 15,300,000	436,915	(580,425)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD 4,690,000	137,814	(145,922)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/06/17	USD 9,400,000	257,372	(292,466)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.100%	03/16/17	USD 4,700,000	118,787	(148,865)
Call OTC Swaption	Deutsche Bank AG	6-month EUR-EURIBOR-Reuters	Receive	1.700%	12/22/15	EUR 3,420,000	230,667	(205,080)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.900%	02/13/17	USD 15,300,000	303,162	(155,620)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/06/17	USD 9,400,000	212,876	(131,712)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	2.100%	03/16/17	USD 4,700,000	114,051	(66,367)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	3.000%	03/06/17	USD 4,690,000	89,471	(65,716)
				Total Written Swaptions			$2,960,655	$(2,913,681)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$550,754
Interest rate contracts	Investments in securities at value*	4,177,545
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,638,987
Interest rate contracts	Net Assets — Unrealized appreciation**	377,895
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,022,950
Interest rate contracts	Net Assets — Unrealized appreciation***	1,685,805
Total Asset Derivatives		$10,453,936
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$576,369
Interest rate contracts	Unrealized depreciation on OTC swap agreements	623,498
Interest rate contracts	Net Assets — Unrealized depreciation**	878,356
Interest rate contracts	Net Assets — Unrealized depreciation***	516,703
Interest rate contracts	Written options, at fair value	2,973,002
Foreign exchange contracts	Written options, at fair value	454,361
Total Liability Derivatives		$6,022,289

*	Includes purchased options.
**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

***	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(2,763,033)	$11,354,503	$—	$—	$1,803,125	$10,394,595
Interest rate contracts	(1,235,755)	—	(940,458)	5,820,256	974,854	4,618,897
Total	$(3,998,788)	$11,354,503	$(940,458)	$5,820,256	$2,777,979	$15,013,492

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(853,660)	$(1,081,422)	$—	$—	$549,528	$(1,385,554)
Interest rate contracts	99,232	—	3,787,024	272,933	(191,219)	3,967,970
Total	$(754,428)	$(1,081,422)	$3,787,024	$272,933	$358,309	$2,582,416

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments.
**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	The Commonwealk Bank of Australia	The Royal Bank of Canada	Standard Chartered Bank PLC	UBS AG	Totals
Assets:
Purchased options	$82	$450,760	$300,349	$6,508	$3,536,196	$—	$—	$6,047	$—	$—	$—	$41,637	$4,341,579
Forward foreign currency contracts	505,670	407,553	—	—	124,498	—	77,141	1,006,801	3,508	14,763	—	499,053	2,638,987
OTC Interest rate swaps	—	414,438	—	—	—	—	—	—	—	—	—	—	414,438
OTC Total return swaps	—	608,512			—	—	—	—	—			—	608,512
Total Assets	$505,752	$1,881,263	$300,349	$6,508	$3,660,694	$—	$77,141	$1,012,848	$3,508	$14,763	$—	$540,690	$8,003,516

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	The Commonwealk Bank of Australia	The Royal Bank of Canada	Standard Chartered Bank PLC	UBS AG	Totals
Liabilities:
Forward foreign currency contracts	$—	$47,416	$—	$35,644	$113,277	$8,670	$—	$—	$—	$22,734	$80,399	$268,229	576,369
OTC Interest rate swaps	—	623,498	—	—	—	—	—	—	—	—	—	—	623,498
Written options	—	—	221,709	—	3,147,325	—	—	10,640	—	—	—	—	3,379,674
Total Liabilities	$—	$670,914	$221,709	$35,644	$3,260,602	$8,670	$—	$10,640	$—	$22,734	$80,399	$268,229	$4,579,541

Net OTC derivative instruments by counterparty, at fair value	$505,752	$1,210,349	$78,640	$(29,136)	$400,092	$(8,670)	$77,141	$1,002,208	$3,508	$(7,971)	$(80,399)	$272,461	3,423,975

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$(830,000)	$—	$—	$—	$—	$—	$—	$—	$(830,000)

Net Exposure (1)	$505,752	$1,210,349	$78,640	$(29,136)	$(429,908)	$(8,670)	$77,141	$1,002,208	$3,508	$(7,971)	$(80,399)	$272,461	$2,593,975

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED)

Investment Type Allocation
as of June 30, 2015
(as a percentage of net assets)

Corporate Bonds/Notes	28.3%
U.S. Treasury Obligations	24.9%
U.S. Government Agency Obligations	24.0%
Asset-Backed Securities	10.7%
Foreign Government Bonds	4.3%
Collateralized Mortgage Obligations	2.1%
Municipal Bonds	1.1%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.3%
		Basic Materials: 0.6%
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	$378,750	0.2
900,000		Other Securities	879,492	0.4
			1,258,242	0.6

		Communications: 4.4%
825,000		21st Century Fox America, Inc., 3.000%–4.000%, 09/15/22–10/01/23	835,700	0.4
775,000		Amazon.com, Inc., 3.300%, 12/05/21	785,453	0.4
875,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%–3.950%, 03/15/22–01/15/25	868,364	0.4
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	743,874	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	49,312	0.0
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,591,384	0.8
1,525,000		Verizon Communications, Inc., 2.625%–4.150%, 02/21/20–03/15/24	1,542,857	0.8
2,350,000		Other Securities	2,388,728	1.2
			8,805,672	4.4

		Consumer, Cyclical: 2.1%
950,000		CVS Caremark Corp., 3.375%, 08/12/24	933,851	0.4
375,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	393,750	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,338,057	0.7
1,600,000		Other Securities	1,604,513	0.8
			4,270,171	2.1

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 5.6%
775,000		AbbVie, Inc., 2.500%–3.200%, 05/14/20–11/06/22	$767,621	0.4
975,000		Actavis Funding SCS, 2.350%, 03/12/18	980,813	0.5
1,025,000		Actavis Funding SCS, 3.450%–4.850%, 03/15/22–06/15/44	1,006,589	0.5
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	809,488	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	478,331	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	685,537	0.3
225,000	#	HJ Heinz Co., 2.800%, 07/02/20	225,231	0.1
325,000	#	HJ Heinz Co., 3.950%, 07/15/25	327,490	0.2
375,000	#	Medtronic, Inc., 3.150%, 03/15/22	376,666	0.2
450,000	#	Pernod Ricard SA, 4.450%, 01/15/22	473,257	0.2
1,225,000		Reynolds American, Inc., 4.450%, 06/12/25	1,248,650	0.6
775,000		Synchrony Financial, 3.000%, 08/15/19	780,675	0.4
1,225,000		Sysco Corp., 3.500%, 10/02/24	1,237,078	0.6
450,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	487,688	0.3
1,350,000		Other Securities	1,372,324	0.7
			11,257,438	5.6

		Energy: 3.5%
650,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	640,795	0.3
400,000	#	Antero Resources Corp., 5.625%, 06/01/23	388,500	0.2
375,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	393,750	0.2
375,000		Enterprise Products Operating LLC, 3.750%–7.034%, 02/15/25–01/15/68	384,672	0.2
650,000	#	MEG Energy Corp., 6.375%, 01/30/23	607,750	0.3
725,000		Williams Partners L.P., 3.600%–3.900%, 03/15/22–01/15/25	694,939	0.4
4,000,000		Other Securities	3,777,433	1.9
			6,887,839	3.5

		Financial: 10.3%
325,000	#	AIA Group Ltd., 3.200%, 03/11/25	313,529	0.2

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
450,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	$452,700	0.2
1,025,000		Bank of America Corp., 4.000%–6.500%, 04/01/24–10/29/49	1,048,491	0.5
1,000,000		Barclays Bank PLC, 2.500%, 02/20/19	1,004,430	0.5
350,000	#	Credit Agricole SA, 4.375%, 03/17/25	335,972	0.2
600,000	#	Credit Suisse AG, 6.500%, 08/08/23	657,667	0.3
300,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	288,525	0.2
250,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	240,786	0.1
875,000		ING Bank NV, 4.125%, 11/21/23	900,184	0.5
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	632,250	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	593,680	0.3
975,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	947,666	0.5
275,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	315,563	0.2
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	775,406	0.4
425,000	#	Macquarie, 6.625%, 04/07/21	486,930	0.2
1,050,000		Morgan Stanley, 3.700%, 10/23/24	1,045,430	0.5
750,000		Morgan Stanley, 4.300%–5.550%, 01/27/45–12/29/49	725,714	0.4
500,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	552,637	0.3
200,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	221,055	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	459,812	0.2
400,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	407,368	0.2
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	271,922	0.1
7,725,000		Other Securities	7,828,477	3.9
			20,506,194	10.3

		Industrial: 0.5%
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	581,812	0.3

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	$379,219	0.2
			961,031	0.5

		Materials: 0.3%
500,000		Other Securities	544,283	0.3

		Technology: 1.0%
975,000		Hewlett-Packard Co., 2.750%, 01/14/19	985,756	0.5
975,000		Other Securities	966,618	0.5
			1,952,374	1.0

		Total Corporate Bonds/Notes
		(Cost $58,017,164)	56,443,244	28.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
1,050,000	#	Edsouth Indenture No 9 LLC, 1.060%, 10/25/56	1,051,661	0.6
650,000	#	FREMF Mortgage Trust, 3.811%, 01/25/48	637,070	0.3
1,340,268		GS Mortgage Securities Trust 2007-GG10, 5.795%, 08/10/45	1,440,003	0.7
EUR 1,012,646		Other Securities	1,036,984	0.5

		Total Collateralized Mortgage Obligations
		(Cost $4,148,856)	4,165,718	2.1

MUNICIPAL BONDS: 1.1%
		California: 0.5%
750,000		Other Securities	961,992	0.5

		Puerto Rico: 0.6%
960,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	650,410	0.3
1,195,000		Other Securities	581,272	0.3
			1,231,682	0.6

		Total Municipal Bonds
		(Cost $2,402,097)	2,193,674	1.1

U.S. TREASURY OBLIGATIONS: 24.9%
		U.S. Treasury Bonds: 4.1%
3,200,000		2.000%, due 02/15/25	3,104,749	1.6
5,200,000		3.000%, due 05/15/45	5,072,438	2.5
			8,177,187	4.1

		U.S. Treasury Notes: 20.8%
4,600,000		0.500%, due 02/28/17	4,595,685	2.3
6,800,000		1.000%, due 02/15/18	6,817,000	3.4
19,600,000		1.375%, due 02/29/20	19,419,308	9.8
3,800,000		1.375%, due 03/31/20	3,759,922	1.9
2,000,000		1.375%, due 04/30/20	1,976,562	1.0
2,100,000		1.500%, due 05/31/20	2,086,547	1.0
2,800,000		1.875%, due 05/31/22	2,766,313	1.4
			41,421,337	20.8

		Total U.S. Treasury Obligations
		(Cost $49,824,780)	49,598,524	24.9

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.0%
		Federal Home Loan Mortgage Corporation: 2.9%##
800,000		2.811%, due 01/25/25	$794,903	0.4
3,000,000		3.062%, due 12/25/24	3,037,350	1.5
1,995,677		3.500%, due 04/01/43	2,059,811	1.0
			5,892,064	2.9

		Federal National Mortgage Association: 11.7%##
4,000,000		0.750%, due 03/14/17	4,008,224	2.0
1,000,000	W	2.500%, due 02/25/27	1,012,192	0.5
2,000,000	W	3.000%, due 03/25/43	1,992,695	1.0
9,000,000	W	4.000%, due 07/01/44	9,536,027	4.8
1,000,000	W	4.500%, due 07/01/44	1,081,250	0.5
846,341		6.000%, due 08/01/27	960,366	0.5
794,809		6.000%, due 12/01/36	906,167	0.5
3,321,425		3.000%–6.000%, due 12/01/22–08/01/43	3,762,325	1.9
			23,259,246	11.7

		Government National Mortgage Association: 9.4%
1,000,000		3.000%, due 03/20/43	1,009,531	0.5
10,000,000		3.500%, due 02/20/42	10,379,298	5.2
498,991		3.500%, due 05/20/45	520,718	0.3
2,500,000		3.500%, due 06/20/45	2,608,857	1.3
3,000,000		4.000%, due 07/01/44	3,179,473	1.6
993,718		4.000%, due 04/20/45	1,060,055	0.5
			18,757,932	9.4

		Total U.S. Government Agency Obligations
		(Cost $47,886,915)	47,909,242	24.0

ASSET-BACKED SECURITIES: 10.7%
		Other Asset-Backed Securities: 10.7%
250,000	#	B&M CLO 2014-1 Ltd., 2.226%, 04/16/26	246,891	0.1
129,113	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3, 3.623%, 04/28/30	129,711	0.1
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 1.803%, 12/31/27	1,578,880	0.8
250,000	#	Crown Point CLO III Ltd. 2015-3A B, 3.317%, 12/31/27	249,975	0.1
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 1.871%, 04/25/27	650,110	0.4
250,000	#	Greywolf CLO V Ltd. 2015-1A A2, 2.671%, 04/25/27	251,325	0.1
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 1.721%, 04/20/27	792,600	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 4.679%, 07/25/27	1,038,450	0.5
2,000,000	#	ICG US CLO Ltd. 2014-1A ACOM, 1.545%, 04/20/26	1,958,800	1.0

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.457%, 03/20/25	$1,169,040	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.772%, 10/18/26	2,512,770	1.2
1,350,000	#	Regatta IV Funding Ltd. 2014-1A ACOM, 1.787%, 07/25/26	1,334,205	0.7
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 1.792%, 04/15/27	1,645,299	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.312%, 04/15/27	295,481	0.2
3,800,000	#	SPART 2015-T1 A 6/45, 2.530%, 06/15/45	3,799,984	1.9
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 1.651%, 07/15/26	981,300	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 1.790%, 07/15/27	996,630	0.5
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,081,670	0.5
600,000		Other Securities	518,834	0.3

		Total Asset-Backed Securities
		(Cost $21,133,354)	21,231,955	10.7

FOREIGN GOVERNMENT BONDS: 4.3%
200,000	#	Costa Rica Government International Bond, 7.158%, 03/12/45	196,000	0.1
620,000		Croatia Government International Bond, 5.500%, 04/04/23	640,541	0.3
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	342,550	0.2
1,039,000		Israel Aid Bond, 5.500%, 12/04/23	1,262,980	0.6
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,663,712	0.8
EUR 800,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 05/01/21	1,002,182	0.5
EUR 800,000	#	Spain Government Bond, 5.500%, 04/30/21	1,091,039	0.6
3,058,000		Other Securities	2,332,527	1.2

		Total Foreign Government Bonds
		(Cost $8,676,926)	8,531,531	4.3

		Total Long-Term Investments
		(Cost $192,090,092)	190,073,888	95.4

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 19.3%
		Foreign Government Bonds: 1.8%
1,500,000	#	Barclays Bank PLC, 0.889%, 04/13/16	$1,499,760	0.8
MXN 32,093,520	Z	Mexico Cetes, 3.190%, 09/17/15	2,028,053	1.0
			3,527,813	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 17.5%
34,879,622	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $34,879,622)	34,879,622	17.5

	Total Short-Term Investments
	(Cost $38,449,827)	38,407,435	19.3

	Total Investments in Securities (Cost $230,539,919)	$228,481,323	114.7
	Liabilities in Excess of Other Assets	(29,293,132)	(14.7)
	Net Assets	$199,188,191	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

W	Settlement is on a when-issued or delayed-delivery basis.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR	EU Euro

MXN	Mexican Peso

Cost for federal income tax purposes is $230,573,915.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$355,703
Gross Unrealized Depreciation	(2,448,295)
Net Unrealized Depreciation	$(2,092,592)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$56,443,244	$—	$56,443,244
Collateralized Mortgage Obligations	—	3,617,888	547,830	4,165,718
Municipal Bonds	—	2,193,674	—	2,193,674
Foreign Government Bonds	—	8,531,531	—	8,531,531
U.S. Treasury Obligations	—	49,598,524	—	49,598,524
U.S. Government Agency Obligations	—	47,909,242	—	47,909,242
Asset-Backed Securities	—	18,115,205	3,116,750	21,231,955
Short-Term Investments	34,879,622	3,527,813	—	38,407,435
Total Investments, at fair value	$34,879,622	$189,937,121	$3,664,580	$228,481,323
Other Financial Instruments+
Centrally Cleared Swaps	—	1,103,212	—	1,103,212
Forward Foreign Currency Contracts	—	285,221	—	285,221
Futures	127,197	—	—	127,197
Total Assets	$35,006,819	$191,325,554	$3,664,580	$229,996,953
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,039,003)	$—	$(1,039,003)
Forward Foreign Currency Contracts	—	(318,483)	—	(318,483)
Futures	(291,959)	—	—	(291,959)
Sales Commitments	—	(1,028,828)	—	(1,028,828)
Total Liabilities	$(291,959)	$(2,386,314)	$—	$(2,678,273)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolios’s assets and liabilities during the period ended June 30, 2015:

	*Beginning Balance 2/20/2015	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	**Net Change in Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	***Ending Balance 6/30/2015
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$3,116,010	$—	$34	$—	$706	$—	$—	$3,116,750
Collateralized Mortgage Obligations	—	519,139	—	423		28,268	—	—	547,830
Total Investments, at value	$—	$3,635,149	$—	$457	$—	$28,974	$—	$—	$3,664,580

*	Portfolio incepted on February 20, 2015.
**	As of March 31, 2015 total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $28,974.
***	The Portfolio’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on significant unobservable inputs. A significant change in third party information could result in a significantly lower or higher fair value in such Level 3 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	163,000	Buy	09/16/15	$182,192	$181,918	$(274)
Bank of America	Mexican Peso	10,634,587	Buy	09/17/15	683,149	672,878	(10,271)
Bank of America	Hungarian Forint	127,774,770	Buy	09/16/15	453,907	451,025	(2,882)
Barclays Bank PLC	Philippine Peso	8,284,161	Buy	07/03/15	183,000	183,718	718
Barclays Bank PLC	South Korean Won	202,992,750	Buy	07/27/15	183,000	181,266	(1,734)
Barclays Bank PLC	New Zealand Dollar	263,000	Buy	09/16/15	181,667	177,049	(4,618)
Barclays Bank PLC	Swiss Franc	265,897	Buy	09/16/15	286,621	285,254	(1,367)
Barclays Bank PLC	British Pound	239,735	Buy	09/16/15	368,487	376,477	7,990
BNP Paribas Bank	Mexican Peso	13,023,060	Buy	07/29/15	838,844	826,880	(11,964)
BNP Paribas Bank	EU Euro	326,000	Buy	09/16/15	366,902	363,836	(3,066)
BNP Paribas Bank	Mexican Peso	9,824,179	Buy	09/17/15	632,235	621,602	(10,633)
BNP Paribas Bank	Swedish Krona	1,678,253	Buy	09/16/15	202,719	202,777	58
JPMorgan Chase & Co.	Japanese Yen	47,488,000	Buy	07/27/15	380,818	388,144	7,326
JPMorgan Chase & Co.	Norwegian Krone	2,334,214	Buy	09/16/15	298,885	297,177	(1,708)
JPMorgan Chase & Co.	EU Euro	326,000	Buy	09/16/15	366,066	363,837	(2,229)
JPMorgan Chase & Co.	Mexican Peso	9,865,380	Buy	09/17/15	634,858	624,209	(10,649)
Citigroup, Inc.	EU Euro	326,000	Buy	09/16/15	365,424	363,837	(1,587)
Citigroup, Inc.	Australian Dollar	467,000	Buy	09/16/15	363,898	358,798	(5,100)
Citigroup, Inc.	British Pound	115,000	Buy	09/16/15	182,683	180,594	(2,089)
Citigroup, Inc.	Hungarian Forint	132,269,193	Buy	09/16/15	477,459	466,890	(10,569)
Credit Suisse Group AG	EU Euro	326,000	Buy	09/16/15	366,206	363,837	(2,369)
Credit Suisse Group AG	EU Euro	331,000	Buy	09/16/15	367,971	369,417	1,446
Deutsche Bank AG	Brazilian Real	573,797	Buy	07/02/15	183,000	184,554	1,554
Deutsche Bank AG	Indian Rupee	74,278,346	Buy	07/01/15	1,153,301	1,166,431	13,130
Deutsche Bank AG	Brazilian Real	596,890	Buy	07/02/15	185,514	191,982	6,468
Deutsche Bank AG	Malaysian Ringgit	696,132	Buy	07/31/15	183,000	184,977	1,977
Deutsche Bank AG	Brazilian Real	574,947	Buy	08/04/15	182,697	182,660	(37)
Deutsche Bank AG	British Pound	82,943	Buy	07/15/15	126,906	130,312	3,406
Deutsche Bank AG	Japanese Yen	89,303,491	Buy	09/16/15	727,000	730,437	3,437
Deutsche Bank AG	EU Euro	422,333	Buy	09/16/15	471,249	471,350	101
Deutsche Bank AG	EU Euro	164,000	Buy	09/16/15	183,364	183,034	(330)
Deutsche Bank AG	Mexican Peso	5,821,750	Buy	09/17/15	367,000	368,358	1,358
Deutsche Bank AG	Swedish Krona	5,797,889	Buy	09/16/15	701,604	700,535	(1,069)
JPMorgan Chase & Co.	Russian Ruble	10,010,706	Buy	07/09/15	179,700	180,899	1,199
JPMorgan Chase & Co.	Russian Ruble	10,010,706	Buy	07/02/15	186,000	181,403	(4,597)
JPMorgan Chase & Co.	Malaysian Ringgit	683,505	Buy	07/13/15	183,000	181,333	(1,667)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Brazilian Real	526,379	Buy	07/02/15	$167,317	$169,303	$1,986
Morgan Stanley	Brazilian Real	589,336	Buy	07/02/15	185,000	189,552	4,552
Morgan Stanley	Indian Rupee	14,479,841	Buy	07/31/15	226,655	226,765	110
Morgan Stanley	Brazilian Real	114,393	Buy	08/04/15	36,104	36,343	239
Morgan Stanley	Turkish Lira	462,093	Buy	09/16/15	163,825	168,659	4,834
The Royal Bank of Scotland Group PLC	Chilean Peso	115,562,798	Buy	07/22/15	183,000	180,426	(2,574)
The Royal Bank of Scotland Group PLC	Polish Zloty	976,720	Buy	09/16/15	263,100	259,227	(3,873)
The Royal Bank of Canada	EU Euro	645,000	Buy	09/16/15	735,616	719,861	(15,755)
The Royal Bank of Scotland Group PLC	Mexican Peso	5,647,476	Buy	09/17/15	369,514	357,331	(12,183)
The Royal Bank of Scotland Group PLC	EU Euro	113,676	Buy	09/16/15	127,740	126,870	(870)
The Royal Bank of Scotland Group PLC	Mexican Peso	10,094,683	Buy	09/17/15	640,318	638,717	(1,601)
The Royal Bank of Scotland Group PLC	Mexican Peso	10,844,809	Buy	09/17/15	695,055	686,180	(8,875)
Standard Chartered Bank PLC	Malaysian Ringgit	679,735	Buy	07/07/15	183,000	180,238	(2,762)
Standard Chartered Bank PLC	Malaysian Ringgit	684,603	Buy	07/13/15	183,000	181,625	(1,375)
Standard Chartered Bank PLC	Japanese Yen	45,323,510	Buy	09/16/15	365,000	370,713	5,713
Standard Chartered Bank PLC	Australian Dollar	239,000	Buy	09/16/15	183,452	183,625	173
Standard Chartered Bank PLC	Polish Zloty	895,193	Buy	09/16/15	241,458	237,589	(3,869)
State Street Bank	British Pound	231,801	Buy	09/16/15	364,433	364,018	(415)
State Street Bank	EU Euro	266,731	Buy	09/16/15	303,731	297,688	(6,043)
State Street Bank	EU Euro	325,000	Buy	09/16/15	364,994	362,720	(2,274)
UBS AG	EU Euro	327,000	Buy	09/16/15	365,352	364,952	(400)
UBS AG	Japanese Yen	45,221,310	Buy	09/16/15	365,000	369,877	4,877
UBS AG	EU Euro	645,000	Buy	09/16/15	731,533	719,861	(11,672)
UBS AG	Japanese Yen	45,098,099	Buy	09/16/15	365,154	368,869	3,715
UBS AG	EU Euro	110,484	Buy	09/16/15	122,342	123,307	965
UBS AG	Brazilian Real	206,530	Buy	07/02/15	63,891	66,428	2,537
UBS AG	Brazilian Real	1,298,081	Buy	07/02/15	403,996	417,510	13,514
UBS AG	Hungarian Forint	127,852,736	Buy	09/16/15	461,662	451,300	(10,362)
UBS AG	Polish Zloty	906,042	Buy	09/16/15	246,067	240,469	(5,598)
Westpac Bank	New Zealand Dollar	268,000	Buy	09/16/15	181,628	180,414	(1,214)
Westpac Bank	Australian Dollar	239,000	Buy	09/16/15	182,417	183,625	1,208
Westpac Bank	New Zealand Dollar	529,769	Buy	09/16/15	378,530	356,634	(21,896)
Westpac Bank	Canadian Dollar	359,418	Buy	09/16/15	288,542	287,466	(1,076)
Westpac Bank	Indian Rupee	11,841,607	Buy	07/29/15	185,155	185,483	328
							$(110,577)

Bank of America	Mexican Peso	2,845,163	Sell	09/17/15	$183,000	$180,021	$2,979
Bank of America	Mexican Peso	31,841,394	Sell	09/18/15	2,052,430	2,014,554	37,876
Bank of America	Japanese Yen	45,388,941	Sell	09/16/15	366,000	371,248	(5,248)
Barclays Bank PLC	Indian Rupee	24,352,126	Sell	07/01/15	379,033	382,414	(3,381)
Barclays Bank PLC	Philippine Peso	8,278,565	Sell	07/03/15	185,000	183,594	1,406
Barclays Bank PLC	Mexican Peso	12,674,232	Sell	07/29/15	819,707	804,732	14,975
Barclays Bank PLC	Australian Dollar	474,000	Sell	09/16/15	366,943	364,176	2,767
BNP Paribas Bank	Russian Ruble	10,415,361	Sell	07/09/15	183,000	188,211	(5,211)
BNP Paribas Bank	South Korean Won	224,813,596	Sell	07/13/15	200,290	201,196	(906)
BNP Paribas Bank	South Korean Won	204,978,300	Sell	07/31/15	183,000	182,923	77
BNP Paribas Bank	Chinese Offshore Yuan	2,960,242	Sell	09/16/15	473,995	474,052	(57)
BNP Paribas Bank	Chinese Offshore Yuan	3,205,170	Sell	09/16/15	513,542	513,275	267
BNP Paribas Bank	EU Euro	416,000	Sell	09/16/15	467,418	464,283	3,135
BNP Paribas Bank	EU Euro	113,676	Sell	09/16/15	127,937	126,869	1,068
BNP Paribas Bank	EU Euro	163,000	Sell	09/16/15	182,971	181,918	1,053
BNP Paribas Bank	EU Euro	323,000	Sell	09/16/15	367,055	360,488	6,567
JPMorgan Chase & Co.	Japanese Yen	22,666,288	Sell	09/16/15	183,000	185,394	(2,394)
JPMorgan Chase & Co.	Japanese Yen	45,194,205	Sell	09/16/15	365,000	369,655	(4,655)
Citigroup, Inc.	Japanese Yen	38,149,007	Sell	07/27/15	306,944	311,812	(4,868)
Citigroup, Inc.	Canadian Dollar	173,000	Sell	08/10/15	140,152	138,435	1,717
Citigroup, Inc.	British Pound	144,000	Sell	07/15/15	221,511	226,239	(4,728)
Citigroup, Inc.	EU Euro	985,000	Sell	09/16/15	1,090,631	1,099,322	(8,691)
Citigroup, Inc.	Canadian Dollar	443,376	Sell	09/16/15	360,451	354,617	5,834
Citigroup, Inc.	New Zealand Dollar	232,899	Sell	09/16/15	162,340	156,785	5,555
Citigroup, Inc.	British Pound	118,125	Sell	09/16/15	180,848	185,502	(4,654)
Citigroup, Inc.	South Korean Won	409,167,504	Sell	07/17/15	366,000	365,951	49
Citigroup, Inc.	Russian Ruble	4,739,109	Sell	07/29/15	85,818	84,957	861

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Russian Ruble	4,684,401	Sell	07/29/15	$84,747	$83,976	$771
Credit Suisse Group AG	Japanese Yen	45,171,720	Sell	09/16/15	366,000	369,471	(3,471)
Credit Suisse Group AG	Russian Ruble	5,716,549	Sell	07/27/15	102,000	102,561	(561)
Credit Suisse Group AG	Russian Ruble	4,396,000	Sell	07/27/15	79,717	78,869	848
Deutsche Bank AG	Brazilian Real	589,536	Sell	07/02/15	184,000	189,616	(5,616)
Deutsche Bank AG	Brazilian Real	579,876	Sell	07/02/15	184,000	186,509	(2,509)
Deutsche Bank AG	Brazilian Real	588,578	Sell	07/02/15	185,000	189,308	(4,308)
Deutsche Bank AG	Brazilian Real	205,311	Sell	07/02/15	63,891	66,036	(2,145)
Deutsche Bank AG	Indian Rupee	11,880,700	Sell	07/01/15	185,000	186,569	(1,569)
Deutsche Bank AG	South Korean Won	202,581,000	Sell	07/27/15	183,000	180,898	2,102
Deutsche Bank AG	South Korean Won	204,904,827	Sell	08/03/15	182,000	182,821	(821)
Deutsche Bank AG	South Korean Won	409,554,000	Sell	07/17/15	366,000	366,296	(296)
Deutsche Bank AG	Singapore Dollar	247,308	Sell	09/16/15	183,000	183,417	(417)
Deutsche Bank AG	EU Euro	3,127,476	Sell	09/16/15	3,519,802	3,490,461	29,341
Deutsche Bank AG	Mexican Peso	2,874,714	Sell	09/17/15	183,000	181,891	1,109
Deutsche Bank AG	EU Euro	110,484	Sell	09/16/15	123,005	123,307	(302)
Deutsche Bank AG	EU Euro	324,624	Sell	09/16/15	366,645	362,301	4,344
JPMorgan Chase & Co.	Brazilian Real	1,283,044	Sell	07/02/15	404,057	412,673	(8,616)
JPMorgan Chase & Co.	Brazilian Real	567,516	Sell	07/02/15	183,000	182,534	466
JPMorgan Chase & Co.	Indian Rupee	23,565,679	Sell	07/01/15	366,000	370,064	(4,064)
JPMorgan Chase & Co.	Taiwan New Dollar	11,376,982	Sell	07/13/15	365,878	368,618	(2,740)
JPMorgan Chase & Co.	Taiwan New Dollar	5,616,931	Sell	07/21/15	181,837	181,951	(114)
JPMorgan Chase & Co.	Chinese Offshore Yuan	1,137,081	Sell	09/16/15	182,000	182,092	(92)
JPMorgan Chase & Co.	Turkish Lira	516,571	Sell	09/16/15	183,000	188,543	(5,543)
Morgan Stanley	Japanese Yen	89,909,633	Sell	09/16/15	733,000	735,395	(2,395)
Morgan Stanley	Brazilian Real	575,666	Sell	07/02/15	182,000	185,155	(3,155)
The Royal Bank of Scotland Group PLC	Turkish Lira	507,275	Sell	09/16/15	184,000	185,150	(1,150)
The Royal Bank of Canada	Brazilian Real	570,137	Sell	07/02/15	183,000	183,377	(377)
The Royal Bank of Canada	Malaysian Ringgit	1,808,981	Sell	07/07/15	479,480	479,667	(187)
The Royal Bank of Canada	EU Euro	326,000	Sell	09/16/15	367,284	363,836	3,448
The Royal Bank of Canada	New Zealand Dollar	242,924	Sell	09/16/15	169,930	163,533	6,397
The Royal Bank of Scotland Group PLC	New Zealand Dollar	266,000	Sell	09/16/15	181,135	179,068	2,067
Standard Chartered Bank PLC	Chinese Offshore Yuan	2,288,920	Sell	09/16/15	366,000	366,547	(547)
Standard Chartered Bank PLC	South Korean Won	201,940,500	Sell	07/22/15	183,000	180,469	2,531
Standard Chartered Bank PLC	Taiwan New Dollar	11,273,390	Sell	07/29/15	365,000	365,101	(101)
Standard Chartered Bank PLC	Taiwan New Dollar	5,636,740	Sell	08/03/15	182,000	182,544	(544)
Standard Chartered Bank PLC	Brazilian Real	1,283,044	Sell	10/02/15	395,903	399,088	(3,185)
State Street Bank	Japanese Yen	35,299,196	Sell	09/16/15	286,046	288,722	(2,676)
State Street Bank	EU Euro	325,000	Sell	09/16/15	366,971	362,721	4,250
State Street Bank	Canadian Dollar	457,082	Sell	09/16/15	367,829	365,580	2,249
State Street Bank	Canadian Dollar	460,835	Sell	09/16/15	367,000	368,580	(1,580)
State Street Bank	Chinese Offshore Yuan	2,975,631	Sell	09/16/15	476,635	476,517	118
State Street Bank	EU Euro	326,000	Sell	09/16/15	367,043	363,836	3,207
UBS AG	EU Euro	325,000	Sell	09/16/15	363,929	362,720	1,209
UBS AG	EU Euro	327,000	Sell	09/16/15	366,316	364,952	1,364
UBS AG	New Zealand Dollar	529,000	Sell	09/16/15	362,714	356,116	6,598
UBS AG	Japanese Yen	22,462,938	Sell	09/16/15	183,000	183,730	(730)
UBS AG	South African Rand	2,316,260	Sell	09/16/15	183,000	187,824	(4,824)
UBS AG	Singapore Dollar	757,721	Sell	09/16/15	561,504	561,968	(464)
UBS AG	South Korean Won	205,442,500	Sell	07/31/15	182,702	183,337	(635)
UBS AG	South Korean Won	205,442,500	Sell	07/02/15	185,000	184,179	821
UBS AG	Malaysian Ringgit	673,061	Sell	07/07/15	182,701	178,468	4,233
UBS AG	South Korean Won	407,858,360	Sell	08/28/15	367,556	363,726	3,830
Westpac Bank	EU Euro	642,354	Sell	08/07/15	723,763	716,488	7,275
Westpac Bank	EU Euro	213,705	Sell	09/16/15	238,044	238,508	(464)
Westpac Bank	Australian Dollar	473,000	Sell	09/16/15	364,115	363,407	708
Westpac Bank	Mexican Peso	2,850,026	Sell	09/17/15	183,000	180,329	2,671
Westpac Bank	Japanese Yen	22,471,668	Sell	09/16/15	183,000	183,802	(802)
Westpac Bank	EU Euro	164,007	Sell	09/16/15	185,792	183,042	2,750
Westpac Bank	Singapore Dollar	759,397	Sell	09/16/15	562,016	563,210	(1,194)
Westpac Bank	Australian Dollar	949,021	Sell	09/16/15	735,605	729,136	6,469
Westpac Bank	Malaysian Ringgit	646,170	Sell	07/07/15	174,278	171,338	2,940
							$77,315

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

At June 30, 2015, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	17	09/15/15	$1,642,976	$5,350
Canada 10-Year Bond	31	09/21/15	3,474,780	19,624
Euro-Bobl 5-Year	268	09/08/15	38,715,958	37,985
Euro-Bund	4	09/08/15	677,830	6,163
Long-Term Euro-BTP	17	09/08/15	2,467,803	(21,654)
U.S. Treasury 2-Year Note	44	09/30/15	9,633,250	4,015
U.S. Treasury 5-Year Note	20	09/30/15	2,385,156	6,356
U.S. Treasury Ultra Long Bond	93	09/21/15	14,327,813	(256,491)
			$73,325,566	$(198,652)
Short Contracts
Euro-OAT	(12)	09/08/15	(1,959,509)	2,979
U.S. Treasury 10-Year Note	(51)	09/21/15	(6,434,766)	(13,814)
U.S. Treasury Long Bond	(54)	09/21/15	(8,145,562)	44,725
			$(16,539,837)	$33,890

At June 30, 2015, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.24.V2	Buy	(5.000)	Intercontinental Exchange	06/20/20	USD 2,850,000	$(177,968)	$9,796
						$(177,968)	$9,796

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.24.V1	Sell	1.000	Intercontinental Exchange	06/20/20	USD 12,350,000	175,839	(40,061)
						175,839	$(40,061)

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month AUD-BBR-BBSW and pay a fixed rate equal to 3.500%	LCH.Clearnet	09/16/25	AUD 210,000	$(1,416)	$(413)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month CAD-CDOR	LCH.Clearnet	04/21/17	CAD 20,580,000	31,732	41,170

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.750% and pay a floating rate based on the 3-month CAD-CDOR	LCH.Clearnet	09/16/25	CAD 360,000	$14,019	$3,477
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.350%	Chicago Mercantile Exchange	02/27/30	EUR 4,270,000	294,841	420,970
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 2.100%	LCH.Clearnet	06/08/30	EUR 2,960,000	(13,464)	(5,119)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.500%	LCH.Clearnet	09/16/30	EUR 2,460,000	13,743	94,048
Receive a fixed rate equal to 1.140% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/27/35	EUR 1,280,000	(123,866)	(175,502)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.695%	Chicago Mercantile Exchange	05/11/35	EUR 3,590,000	200,647	171,811
Receive a fixed rate equal to 0.600% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/20	EUR 1,760,000	(6,187)	(6,128)
Receive a fixed rate equal to 0.550% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/22/20	EUR 830,000	(4,654)	959
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/20	EUR 6,750,000	(17,940)	17,910
Receive a fixed rate equal to 1.100% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	05/15/24	EUR 4,890,000	13,781	24,445
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.800%	Chicago Mercantile Exchange	05/15/24	EUR 1,630,000	40,682	31,208
Receive a fixed rate equal to 1.150% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	02/27/25	EUR 4,400,000	(150,491)	(194,806)
Receive a fixed rate equal to 1.568% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	05/11/25	EUR 9,680,000	(137,863)	(142,068)
Receive a fixed rate equal to 1.850% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	06/08/25	EUR 5,670,000	3,470	19,393
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/25	EUR 1,290,000	(6,566)	18,254
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.250%	LCH.Clearnet	09/16/25	EUR 3,100,000	15,780	21,322
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	09/16/25	EUR 4,700,000	19,946	11,966
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	LCH.Clearnet	12/16/25	EUR 14,770,000	(334,071)	(64,195)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/45	GBP 1,530,000	(206,544)	(73,486)
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/25	GBP 3,520,000	(18,585)	(16,427)
Receive a fixed rate equal to 2.250% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	LCH.Clearnet	09/16/25	GBP 1,280,000	10,801	10,773
Receive a floating rate based on the 6-month GBP-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	12/16/25	GBP 1,290,000	(8,108)	(10,991)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	LCH.Clearnet	09/16/45	JPY 217,940,000	(1,500)	25,785
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.750%	LCH.Clearnet	09/16/25	JPY 149,660,000	(10,399)	(7,192)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.000%	LCH.Clearnet	12/16/25	JPY 485,980,000	12,110	758

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

	Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month NOK-NIBOR-NIBR	LCH.Clearnet	05/11/17	NOK 44,590,000	$(30,824)	$(26,619)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 6-month NOK-NIBOR-NIBR	LCH.Clearnet	07/01/17	NOK 19,810,000	(13,549)	1,966
Receive a floating rate based on the 6-month NZD-BBR-FRA and pay a fixed rate equal to 4.250%	LCH.Clearnet	09/16/25	NZD 230,000	(4,119)	(2,939)
Receive a floating rate based on the 6-month SEK-STIBOR-SIDE and pay a fixed rate equal to 0.750%	LCH.Clearnet	09/16/20	SEK 59,940,000	32,200	(6,399)
Receive a fixed rate equal to 1.750% and pay a floating rate based on the 6-month SEK-STIBOR-SIDE	LCH.Clearnet	09/16/25	SEK 4,080,000	3,412	(4,404)
Receive a fixed rate equal to 1.500% and pay a floating rate based on the 6-month SEK-STIBOR-SIDE	Chicago Mercantile Exchange	12/16/25	SEK 50,570,000	(307,104)	(90,713)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	05/05/20	USD 6,900,000	(28,736)	(30,974)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.250%	LCH.Clearnet	09/16/20	USD 1,400,000	(12,638)	(1,195)
Receive a fixed rate equal to 2.923% and pay a floating rate based on the 3-month USB-LIBOR-BBA	LCH.Clearnet	06/24/21	USD 11,700,000	4,827	8,818
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.500%	LCH.Clearnet	09/16/22	USD 5,800,000	(110,900)	(134,936)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.750%	LCH.Clearnet	09/16/25	USD 9,960,000	(217,450)	26,625
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 3.000%	LCH.Clearnet	12/16/25	USD 14,100,000	147,630	72,533
Receive a floating rate based on the 3-month USB-LIBOR-BBA and pay a fixed rate equal to 2.606%	Chicago Mercantile Exchange	05/05/27	USD 2,250,000	67,522	69,225
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.218%	LCH.Clearnet	06/24/29	USD 3,000,000	275	(4,436)
				$(839,556)	$94,474

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at June 30, 2015:

Principal Amount	Description	Fair Value
$(1,000,000)	Freddie Mac	$(1,028,828)
	Total Sales Commitments Proceeds $(1,028,555)	$(1,028,828)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$285,221
Credit contracts	Net Assets- Unrealized appreciation*	9,796
Interest rate contracts	Net Assets- Unrealized appreciation*	1,093,416
Interest rate contracts	Net Assets- Unrealized appreciation**	127,197
Total Asset Derivatives		$1,515,630
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$318,483
Credit contracts	Net Assets- Unrealized depreciation*	40,061
Interest rate contracts	Net Assets- Unrealized depreciation*	998,942
Interest rate contracts	Net Assets- Unrealized depreciation**	291,959
Total Liability Derivatives		$1,649,445

*
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2015 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$17,086	$17,086
Foreign exchange contracts	(133,004)	—	—	(133,004)
Interest rate contracts	—	205,406	486,370	691,776
Total	$(133,004)	$205,406	$503,456	$575,858

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Swaps	Total
Credit contracts	$—	$—	$(30,265)	$(30,265)
Foreign exchange contracts	(33,262)	—	—	(33,262)
Interest rate contracts	—	(164,762)	94,474	(70,288)
Total	$(33,262)	$(164,762)	$64,209	$(133,815)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	JPMorgan Chase & Co.	Morgan Stanley	Standard Chartered Bank PLC	State Street Bank	The Royal Bank of Canada	The Royal Bank of Scotland Group PLC	UBS AG	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$40,855	$27,856	$12,225	$14,787	$2,294	$68,327	$8,991	$11,721	$8,417	$9,824	$9,845	$2,067	$43,663	$24,349	$285,221
Total Assets	$40,855	$27,856	$12,225	$14,787	$2,294	$68,327	$8,991	$11,721	$8,417	$9,824	$9,845	$2,067	$43,663	$24,349	$285,221

Liabilities:
Forward foreign currency contracts	$18,675	$11,100	$31,837	$42,286	$6,401	$19,419	$49,068	$5,550	$12,383	$12,988	$16,319	$31,126	$34,685	$26,646	$318,483
Total Liabilities	$18,675	$11,100	$31,837	$42,286	$6,401	$19,419	$49,068	$5,550	$12,383	$12,988	$16,319	$31,126	$34,685	$26,646	$318,483

Net OTC derivative instruments by counterparty, at fair value	$22,180	$16,756	$(19,612)	$(27,499)	$(4,107)	$48,908	$(40,077)	$6,171	$(3,966)	$(3,164)	$(6,474)	$(29,059)	$8,978	$(2,297)	$(33,262)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$22,180	$16,756	$(19,612)	$(27,499)	$(4,107)	$48,908	$(40,077)	$6,171	$(3,966)	$(3,164)	$(6,474)	$(29,059)	$8,978	$(2,297)	$(33,262)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on March 12, 2015, the Boards of Trustees (the “Board”) of Voya Investors Trust and Voya Variable Insurance Trust (“VVIT”) (together, the “Trusts”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Trustees”) of VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond Portfolio”), a series of Voya Investors Trust, and VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond Portfolio”), a series of Voya Variable Insurance Trust (each a “Portfolio” and together, the “Portfolios”), approved amending and restating the Investment Management Agreements between the Trusts, on behalf of the Portfolios, and Directed Services LLC or Voya Investments, LLC (“VIL”) (each an “Adviser” and together, the “Advisers”), as applicable, so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.

As discussed below, the Board approved new investment advisory and sub-advisory contracts on January 22, 2015 for the new Goldman Sachs Bond Portfolio. In connection with its review for each Portfolio, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014 and January 22, 2015, when it renewed or approved the Agreements. On September 12, 2014 and January 22, 2015, the Board concluded, in light of all factors it considered, to renew or approve the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at the respective meetings, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Advisers and their affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Advisers and their affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreement with respect to BlackRock Inflation Protected Bond Portfolio on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in BlackRock Inflation Protected Bond Portfolio’s annual report to shareholders for the period ended December 31, 2014. A further description of the process followed by the Board in approving the Agreement with respect to Goldman Sachs Bond Portfolio on January 22, 2015, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth below under the section titled “BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS.”

On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Advisers provide to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Advisers and their affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) provides that when VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond Portfolio” or the “Portfolio”) a series of VVIT, enters into a new advisory or sub-advisory agreement, the Board of VVIT, including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory agreements, and who are Independent Trustees, must determine whether to approve the new arrangements. Thus, at its meeting held on January 22, 2015, the Board considered the initial approval of the investment advisory contract (the “Advisory Contract”) with VIL and the sub-advisory contract (the “Sub-Advisory Contract”) between the Adviser and the sub-adviser, Goldman Sachs Asset Management, L.P. (“Goldman Sachs” or the “Sub-Adviser”) (together, the “Advisory and Sub-Advisory Contracts”) for the Portfolio.

In determining whether to initially approve the Advisory Contract for Goldman Sachs Bond Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory Contract, and the proposed policies and procedures for the Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and the Portfolio’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Portfolio that discusses, among other things, the experience and expertise of VIL in the management of other funds within the Voya funds complex; (2) information about the Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Portfolio’s proposed fee structure to its comparable selected peer group (“SPG”), and Morningstar category median; (4) supporting documentation, including copies of the form of Advisory Contract for the Portfolio; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of funds in the Voya funds complex.

At the Board meeting at which the Advisory Contract was considered, the Board considered that the Portfolio would be subject to the standard policies and procedures of VVIT previously approved by the Board for other series of VVIT and approved in accordance with Rule 38a-1 under the Investment Company Act of 1940. The Board also noted that, in managing the Portfolio, VIL would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other funds in the Voya funds complex.

The Board’s consideration of whether to approve the Advisory Contract with VIL on behalf of the Portfolio took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by VIL to the Portfolio under the proposed Advisory Contract; (2) VIL’s experience as a manager-of-managers overseeing sub-advisers to other funds within the Voya funds complex; (3) VIL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Portfolio; (5) the costs for the services to be provided by VIL; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Portfolio, including that: (a) the proposed management fee for the Portfolio is equal to the median and below the average management fees of the funds in the Portfolio’s SPG, and (b) the estimated expense ratio for the Portfolio is below the median and average expense ratios of the funds in the Portfolio’s SPG; (7) the projected profitability of VIL; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with its oversight of other funds in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the January 2015 meeting, with respect to its capabilities in overseeing similar fixed-income products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Portfolio.

In reviewing the proposed Sub-Advisory Contract with Goldman Sachs, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of the reputation of Goldman Sachs and its sub-advisory services; (2) Goldman Sachs’ strength and reputation in the industry; (3) the information that had been provided by Goldman Sachs in advance of the January 2015 International/Balanced/Fixed Income Funds Investment Review Committee meeting at which Goldman Sachs presented with respect to the firm’s sub-advisory services; (4) the nature and quality of the services to be provided by Goldman Sachs under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Goldman Sachs; (6) the fairness of the compensation under the

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Sub-Advisory Contract in light of the services to be provided by Goldman Sachs as the Portfolio’s Sub-Adviser; (7) Goldman Sachs’ operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VVIT’s Chief Compliance Officer; (8) Goldman Sachs’ financial condition; (9) the appropriateness of the selection of Goldman Sachs in light of the Portfolio’s investment objective and prospective investor base; and (10) Goldman Sachs’ Code of Ethics, which was previously approved by the Board.

After its deliberation, the Board reached the following conclusions: (1) VY® Goldman Sachs Bond Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) VY® Goldman Sachs Bond Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by VIL to Goldman Sachs is reasonable in the context of all factors considered by the Board; and (4) VIL and Goldman Sachs each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of their compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Portfolio. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Advisers
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0615-0821415)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Filed herein.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 28.3%
		Basic Materials: 0.6%
300,000		Eastman Chemical Co., 3.800%, 03/15/25	$299,617	0.1
225,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	194,129	0.1
375,000		Mosaic Co/The, 4.250%, 11/15/23	385,746	0.2
375,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	378,750	0.2
			1,258,242	0.6

		Communications: 4.4%
275,000		21st Century Fox America, Inc., 3.000%, 09/15/22	268,793	0.1
550,000		21st Century Fox America, Inc., 4.000%, 10/01/23	566,907	0.3
775,000		Amazon.com, Inc., 3.300%, 12/05/21	785,453	0.4
525,000		AT&T, Inc., 3.400%, 05/15/25	499,504	0.3
400,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	402,445	0.2
475,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	465,919	0.2
325,000		Frontier Communications Corp., 9.250%, 07/01/21	341,656	0.2
175,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	178,281	0.1
775,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	743,874	0.4
50,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	49,312	0.0
375,000		Sprint Nextel Corp., 7.875%, 09/15/23	366,563	0.2
350,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	382,947	0.2
475,000		Time Warner Cable, Inc., 4.125%, 02/15/21	490,538	0.2
75,000		Time Warner Cable, Inc., 5.000%, 02/01/20	80,823	0.0
50,000		Time Warner Cable, Inc., 5.875%, 11/15/40	48,416	0.0
800,000		Verizon Communications, Inc., 2.625%, 02/21/20	798,387	0.4
725,000		Verizon Communications, Inc., 4.150%, 03/15/24	744,470	0.4

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,450,000		Verizon Communications, Inc., 5.150%, 09/15/23	$1,591,384	0.8
			8,805,672	4.4

		Consumer, Cyclical: 2.1%
950,000		CVS Caremark Corp., 3.375%, 08/12/24	933,851	0.5
375,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	393,750	0.2
1,175,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,338,057	0.7
575,000		General Motors Financial Co., Inc., 3.500%, 07/10/19	587,727	0.3
375,000		MGM Resorts International, 6.625%, 12/15/21	393,750	0.2
300,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	293,610	0.1
350,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	329,426	0.1
			4,270,171	2.1

		Consumer, Non-cyclical: 5.6%
550,000		AbbVie, Inc., 2.500%, 05/14/20	544,738	0.3
225,000		AbbVie, Inc., 3.200%, 11/06/22	222,884	0.1
975,000		Actavis Funding SCS, 2.350%, 03/12/18	980,813	0.5
550,000		Actavis Funding SCS, 3.450%, 03/15/22	545,093	0.3
175,000		Actavis Funding SCS, 3.800%, 03/15/25	171,990	0.1
300,000		Actavis Funding SCS, 4.850%, 06/15/44	289,506	0.2
800,000	#	BAT International Finance PLC, 3.950%, 06/15/25	809,488	0.4
475,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	478,331	0.2
200,000		Becton Dickinson and Co., 2.675%, 12/15/19	200,029	0.1
375,000		CHS/Community Health Systems, Inc., 5.125%, 08/01/21	382,969	0.2
425,000		ConAgra Foods, Inc., 3.200%, 01/25/23	397,326	0.2
700,000	#	EMD Finance LLC, 2.950%, 03/19/22	685,537	0.3
350,000		HCA, Inc., 6.500%, 02/15/20	392,000	0.2
225,000	#	HJ Heinz Co., 2.800%, 07/02/20	225,231	0.1
325,000	#	HJ Heinz Co., 3.950%, 07/15/25	327,489	0.2
375,000	#	Medtronic, Inc., 3.150%, 03/15/22	376,666	0.2
450,000	#	Pernod Ricard SA, 4.450%, 01/15/22	473,257	0.2
1,225,000		Reynolds American, Inc., 4.450%, 06/12/25	1,248,650	0.6
775,000		Synchrony Financial, 3.000%, 08/15/19	780,675	0.4
1,225,000		Sysco Corp., 3.500%, 10/02/24	1,237,078	0.6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
450,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	$487,688	0.2
			11,257,438	5.6

		Energy: 3.5%
650,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	640,795	0.3
400,000	#	Antero Resources Corp., 5.625%, 06/01/23	388,500	0.2
445,000		Apache Corp., 4.250%, 01/15/44	386,546	0.2
275,000		Chesapeake Energy Corp., 5.375%, 06/15/21	250,250	0.1
400,000		Chesapeake Energy Corp., 5.750%, 03/15/23	364,000	0.2
50,000		Cimarex Energy Co., 4.375%, 06/01/24	49,848	0.0
400,000		ConocoPhillips Co., 3.350%, 11/15/24	395,695	0.2
125,000		Continental Resources, Inc./OK, 3.800%, 06/01/24	113,857	0.1
280,000		Devon Energy Corp., 4.750%, 05/15/42	267,238	0.1
125,000		Devon Energy Corp., 5.600%, 07/15/41	130,897	0.1
125,000		Enbridge, Inc., 3.500%, 06/10/24	116,805	0.1
375,000		Enterprise Products Operating L.P., 8.375%, 08/01/66	393,750	0.2
200,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	196,110	0.1
175,000		Enterprise Products Operating LLC, 7.034%, 01/15/68	188,562	0.1
475,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	411,971	0.2
50,000		Laredo Petroleum, Inc., 6.250%, 03/15/23	51,125	0.0
650,000	#	MEG Energy Corp., 6.375%, 01/30/23	607,750	0.3
300,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20	325,875	0.2
425,000		TransCanada PipeLines Ltd, 6.350%, 05/15/67	404,812	0.2
300,000		Valero Energy Corp., 3.650%, 03/15/25	291,846	0.2
225,000		Western Gas Partners L.P., 3.950%, 06/01/25	216,667	0.1
425,000		Williams Partners L.P., 3.600%, 03/15/22	412,880	0.2
300,000		Williams Partners L.P., 3.900%, 01/15/25	282,060	0.1
			6,887,839	3.5

		Financial: 10.3%
325,000	#	AIA Group Ltd., 3.200%, 03/11/25	313,529	0.2

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/23	$368,393	0.2
550,000		American Express Co., 6.800%, 09/01/66	567,270	0.3
200,000		American Tower Corp., 3.400%, 02/15/19	204,701	0.1
300,000		ARC Properties Operating Partnership L.P., 3.000%, 02/06/19	285,375	0.1
450,000		Arch Capital Group US, Inc., 5.144%, 11/01/43	459,255	0.2
450,000	#	Australia & New Zealand Banking Group Ltd., 4.500%, 03/19/24	452,700	0.2
750,000		Bank of America Corp., 4.000%, 04/01/24	763,522	0.4
275,000		Bank of America Corp., 6.500%, 10/29/49	284,969	0.1
1,000,000		Barclays Bank PLC, 2.500%, 02/20/19	1,004,430	0.5
150,000		Chubb Corp., 6.375%, 03/29/67	157,725	0.1
350,000		Citigroup, Inc., 5.875%, 12/29/49	351,207	0.2
25,000		Citigroup, Inc., 6.300%, 12/29/49	24,437	0.0
350,000		Compass Bank, 5.500%, 04/01/20	382,103	0.2
350,000	#	Credit Agricole SA, 4.375%, 03/17/25	335,972	0.2
600,000	#	Credit Suisse AG, 6.500%, 08/08/23	657,667	0.3
300,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	288,525	0.1
250,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	240,786	0.1
375,000		Crown Castle International Corp., 5.250%, 01/15/23	379,125	0.2
250,000		Discover Bank/Greenwood DE, 3.100%, 06/04/20	249,812	0.1
425,000		Discover Financial Services, 3.750%, 03/04/25	406,000	0.2
350,000		Education Realty Operating Partnership L.P., 4.600%, 12/01/24	352,593	0.2
325,000		General Electric Capital Corp., 6.150%, 08/07/37	403,657	0.2
275,000		HCP, Inc., 4.250%, 11/15/23	277,340	0.1
375,000		HSBC Holdings PLC, 6.375%, 03/29/49	377,813	0.2
875,000		ING Bank NV, 4.125%, 11/21/23	900,184	0.5
350,000		ING Groep NV, 6.000%, 12/31/49	347,156	0.2
600,000	#	International Lease Finance Corp., 6.750%, 09/01/16	632,250	0.3
575,000		Intesa Sanpaolo SpA, 3.875%, 01/16/18	593,680	0.3
975,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	947,666	0.5

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		JPMorgan Chase & Co., 5.300%, 12/29/49	$497,550	0.3
275,000	#	LBG Capital No.1 PLC, 8.000%, 12/29/49	315,563	0.2
775,000		Lloyds Bank PLC, 2.350%, 09/05/19	775,406	0.4
425,000	#	Macquarie, 6.625%, 04/07/21	486,930	0.2
1,050,000		Morgan Stanley, 3.700%, 10/23/24	1,045,429	0.5
325,000		Morgan Stanley, 4.300%, 01/27/45	303,264	0.2
425,000		Morgan Stanley, 5.550%, 12/29/49	422,450	0.2
225,000		Prudential Financial, Inc., 5.375%, 05/15/45	221,625	0.1
200,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	221,055	0.1
500,000		Royal Bank of Scotland PLC/The, 9.500%, 03/16/22	552,637	0.3
300,000		Santander Bank NA, 2.000%, 01/12/18	300,002	0.2
450,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	442,506	0.2
150,000		Select Income REIT, 3.600%, 02/01/20	153,397	0.1
200,000		Select Income REIT, 4.150%, 02/01/22	198,062	0.1
450,000	#	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/24	459,812	0.2
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/22	421,374	0.2
400,000	#	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44	407,368	0.2
275,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	271,922	0.1
			20,506,194	10.3

		Industrial: 0.5%
600,000	#	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/22	581,812	0.3
375,000	#	Sealed Air Corp., 5.250%, 04/01/23	379,219	0.2
			961,031	0.5

		Materials: 0.3%
275,000		Ecolab, Inc., 5.500%, 12/08/41	300,506	0.2
225,000		LyondellBasell Industries NV, 5.000%, 04/15/19	243,777	0.1
			544,283	0.3

		Technology: 1.0%
300,000		Fiserv, Inc., 2.700%, 06/01/20	299,498	0.2
975,000		Hewlett-Packard Co., 2.750%, 01/14/19	985,756	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
200,000		Oracle Corp., 2.500%, 05/15/22	$194,194	0.1
475,000		QUALCOMM, Inc., 3.000%, 05/20/22	472,926	0.2
			1,952,374	1.0

		Total Corporate Bonds/Notes
		(Cost $58,017,164)	56,443,244	28.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.1%
516,289		CHL Mortgage Pass-Through Trust 2005-25, 5.500%, 11/25/35	489,154	0.3
EUR 496,357		CSEMC 15-1HWA, 2.790%, 04/20/20	547,830	0.3
1,050,000	#	Edsouth Indenture No 9 LLC, 1.060%, 10/25/56	1,051,661	0.5
650,000	#	FREMF Mortgage Trust, 3.811%, 01/25/48	637,070	0.3
1,340,268		GS Mortgage Securities Trust 2007-GG10, 5.795%, 08/10/45	1,440,003	0.7

		Total Collateralized Mortgage Obligations
		(Cost $4,148,856)	4,165,718	2.1

MUNICIPAL BONDS: 1.1%
		California: 0.5%
400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/40	489,520	0.3
350,000		Bay Area Toll Authority, 7.043%, 04/01/50	472,472	0.2
			961,992	0.5

		Puerto Rico: 0.6%
960,000		Commonwealth of Puerto Rico, 8.000%, 07/01/35	650,410	0.3
1,000,000		Puerto Rico Sales Tax Financing Corp., 5.500%, 08/01/37	490,100	0.3
195,000		Puerto Rico Sales Tax Financing Corp., 5.000%, 08/01/43	91,172	0.0
			1,231,682	0.6

		Total Municipal Bonds
		(Cost $2,402,097)	2,193,674	1.1

U.S. TREASURY OBLIGATIONS: 24.9%
		U.S. Treasury Bonds: 4.1%
3,200,000		2.000%, due 02/15/25	3,104,749	1.6
5,200,000		3.000%, due 05/15/45	5,072,438	2.5
			8,177,187	4.1

		U.S. Treasury Notes: 20.8%
4,600,000		0.500%, due 02/28/17	4,595,685	2.3
6,800,000		1.000%, due 02/15/18	6,817,000	3.4
19,600,000		1.375%, due 02/29/20	19,419,308	9.8
3,800,000		1.375%, due 03/31/20	3,759,922	1.9
2,000,000		1.375%, due 04/30/20	1,976,562	1.0
2,100,000		1.500%, due 05/31/20	2,086,547	1.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
2,800,000		1.875%, due 05/31/22	$2,766,313	1.4
			41,421,337	20.8

		Total U.S. Treasury Obligations
		(Cost $49,824,780)	49,598,524	24.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.0%
		Federal Home Loan Mortgage Corporation: 2.9%##
800,000		2.811%, due 01/25/25	794,903	0.4
3,000,000		3.062%, due 12/25/24	3,037,350	1.5
1,995,677		3.500%, due 04/01/43	2,059,811	1.0
			5,892,064	2.9

		Federal National Mortgage Association: 11.7%##
4,000,000		0.750%, due 03/14/17	4,008,224	2.0
1,000,000	W	2.500%, due 02/25/27	1,012,192	0.5
2,000,000	W	3.000%, due 03/25/43	1,992,695	1.0
163,148		3.000%, due 08/01/43	163,215	0.1
9,000,000	W	4.000%, due 07/01/44	9,536,027	4.8
1,000,000	W	4.500%, due 07/01/44	1,081,250	0.5
407,235		6.000%, due 12/01/22	462,053	0.2
143,761		6.000%, due 06/01/23	163,941	0.1
846,341		6.000%, due 08/01/27	960,366	0.5
257,788		6.000%, due 09/01/35	296,174	0.1
100,034		6.000%, due 03/01/36	114,180	0.1
98,501		6.000%, due 09/01/36	112,635	0.1
288,688		6.000%, due 09/01/36	328,277	0.2
794,809		6.000%, due 12/01/36	906,167	0.4
118,054		6.000%, due 12/01/36	133,973	0.1
171,774		6.000%, due 07/01/37	197,092	0.1
401,144		6.000%, due 01/01/38	455,685	0.2
180,464		6.000%, due 08/01/38	207,027	0.1
517,878		6.000%, due 09/01/39	590,069	0.3
472,956		6.000%, due 04/01/40	538,004	0.3
			23,259,246	11.7

		Government National Mortgage Association: 9.4%
1,000,000		3.000%, due 03/20/43	1,009,531	0.5
10,000,000		3.500%, due 02/20/42	10,379,298	5.2
498,991		3.500%, due 05/20/45	520,718	0.3
2,500,000		3.500%, due 06/20/45	2,608,857	1.3
3,000,000		4.000%, due 07/01/44	3,179,473	1.6
993,718		4.000%, due 04/20/45	1,060,055	0.5
			18,757,932	9.4
		Total U.S. Government Agency Obligations
		(Cost $47,886,915)	47,909,242	24.0

ASSET-BACKED SECURITIES: 10.7%
		Other Asset-Backed Securities: 10.7%
250,000	#	B&M CLO 2014-1 Ltd., 2.226%, 04/16/26	246,891	0.1
129,113	#	Bayview Opportunity Master Fund IIIb RPL Trust 2015-3, 3.623%, 04/28/30	129,711	0.1
1,600,000	#	Crown Point CLO III Ltd. 2015-3A ACOM, 1.803%, 12/31/27	1,578,880	0.8
250,000	#	Crown Point CLO III Ltd. 2015-3A B, 3.317%, 12/31/27	249,975	0.1

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
650,000	#	Greywolf CLO V Ltd. 2015-1A A1, 1.871%, 04/25/27	$650,110	0.3
250,000	#	Greywolf CLO V Ltd. 2015-1A A2, 2.671%, 04/25/27	251,325	0.1
800,000	#	Halcyon Loan Advisors Funding 2015-1A A Ltd., 1.721%, 04/20/27	792,600	0.4
1,050,000	#	Halcyon Loan Advisors Funding 2015-2A A Ltd., 4.679%, 07/25/27	1,038,450	0.6
2,000,000	#	ICG US CLO Ltd. 2014-1A ACOM, 1.545%, 04/20/26	1,958,800	1.0
1,200,000	#	OFSI Fund VI Ltd. 2014-6A ACOM, 1.457%, 03/20/25	1,169,040	0.6
2,550,000	#	OFSI Fund VII Ltd. 2014-7A ACOM, 1.772%, 10/18/26	2,512,770	1.3
1,350,000	#	Regatta IV Funding Ltd. 2014-1A ACOM, 1.787%, 07/25/26	1,334,205	0.7
1,650,000	#	Sound Point CLO VIII Ltd. 2015-1A A, 1.792%, 04/15/27	1,645,299	0.8
300,000	#	Sound Point CLO VIII Ltd. 2015-1A B, 2.312%, 04/15/27	295,481	0.1
3,800,000	#	SPART 2015-T1 A 6/45, 2.530%, 06/15/45	3,799,984	1.9
1,000,000	#	Trinitas CLO II Ltd. 2014-2A ACOM, 1.651%, 07/15/26	981,300	0.5
1,000,000	#	Trinitas CLO Ltd. 2015-3A A2, 1.790%, 07/15/27	996,630	0.5
600,000		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, 0.417%, 04/25/37	518,834	0.3
1,100,000	#	Z Capital Credit Partners CLO 2015-1A ACOM Ltd., 1.737%, 07/16/27	1,081,670	0.5

		Total Asset-Backed Securities
		(Cost $21,133,354)	21,231,955	10.7

FOREIGN GOVERNMENT BONDS: 4.3%
300,000		Brazil Minas SPE via State of Minas Gerais, 5.333%, 02/15/28	285,000	0.1
BRL 518,000		Brazil Notas do Tesouro Nacional Serie B, 08/15/50	450,327	0.2
320,000		Colombia Government International Bond, 4.000%, 02/26/24	319,200	0.2
200,000	#	Costa Rica Government International Bond, 7.158%, 03/12/45	196,000	0.1
620,000		Croatia Government International Bond, 5.500%, 04/04/23	640,541	0.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
340,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	$342,550	0.2
160,000		Dominican Republic International Bond, 5.500%, 01/27/25	161,200	0.1
1,039,000		Israel Aid Bond, 5.500%, 12/04/23	1,262,980	0.6
1,375,000		Israel Government AID Bond, 5.500%, 09/18/23	1,663,712	0.8
EUR 800,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 05/01/21	1,002,182	0.5
160,000		Mexico Government International Bond, 4.750%, 03/08/44	153,600	0.1
640,000		Mexico Government International Bond, 4.600%, 01/23/46	596,000	0.3
60,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	24,750	0.0
70,000		Petroleos de Venezuela SA, 6.000%, 11/15/26	25,025	0.0
20,000		Petroleos de Venezuela SA, 6.000%, 05/16/24	7,200	0.0
EUR 800,000	#	Spain Government Bond, 5.500%, 04/30/21	1,091,039	0.6
350,000		Venezuela Government International Bond, 6.000%, 12/09/20	132,125	0.1
10,000		Venezuela Government International Bond, 7.000%, 03/31/38	3,575	0.0
290,000		Venezuela Government International Bond, 7.650%, 04/21/25	108,025	0.1
40,000		Venezuela Government International Bond, 8.250%, 10/13/24	15,200	0.0
10,000		Venezuela Government International Bond, 9.250%, 05/07/28	3,875	0.0
20,000		Venezuela Government International Bond, 9.250%, 09/15/27	8,600	0.0
10,000		Venezuela Government International Bond, 9.000%, 05/07/23	3,950	0.0
30,000		Venezuela Government International Bond, 11.750%, 10/21/26	13,125	0.0
50,000		Venezuela Government International Bond, 11.950%, 08/05/31	21,750	0.0

		Total Foreign Government Bonds
		(Cost $8,676,927)	8,531,531	4.3

		Total Long-Term Investments
		(Cost $192,090,093)	190,073,888	95.4

SHORT-TERM INVESTMENTS: 19.3%
		Foreign Government Bonds: 1.8%
1,500,000	#	Barclays Bank PLC, 0.889%, 04/13/16	1,499,760	0.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Foreign Government Bonds: (continued)
MXN 32,093,520	Z	Mexico Cetes, 3.190%, 09/17/15	$2,028,053	1.0
			3,527,813	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 17.5%
34,879,622	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $34,879,622)	34,879,622	17.5

	Total Short-Term Investments
	(Cost $38,449,826)	38,407,435	19.3

	Total Investments in Securities (Cost $230,539,919)	$228,481,323	114.7
	Liabilities in Excess of Other Assets	(29,293,132)	(14.7)
	Net Assets	$199,188,191	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2015.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

W	Settlement is on a when-issued or delayed-delivery basis.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

EUR	EU Euro

MXN	Mexican Peso

Cost for federal income tax purposes is $230,573,915.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$355,703
Gross Unrealized Depreciation	(2,448,295)
Net Unrealized Depreciation	$(2,092,592)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed  for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)

The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. (a)(3) Not required for semi-annual filing.

(b)

The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	September 4, 2015

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	September 4, 2015